Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Thornburg Investment Trust
Entity Central Index Key	0000816153
Document Period End Date	Sep. 30, 2024
Thornburg Global Opportunities Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	THOAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$149.00	1.30%

Expenses Paid, Amount	$ 149.00
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares underperformed the MSCI All Country World Net Total Return USD Index (the 'Index”) during the 12-month period ended September 30, 2024. During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and upcoming political contests in the U.S. Despite the conflicting economic and geo-political signals, the S&P 500, the Bloomberg U.S. Aggregate Bond, and the MSCI ACWI indexes reported varying positive returns for the period, +36.3%, +11.6%, and +31.8%, respectively.  In brief, most equities repriced higher due to a surprising level of economic strength and resilient corporate profits, while interest rates declined along with inflation rates, creating a more favorable backdrop for the economy. Stock selection was a positive contributor to relative performance, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations detracted from relative results. The Fund’s cash and currency forwards allocations were also a drag on performance. During the period, stock selection in communication services, energy, and the U.S. helped to drive relative performance. The Fund’s underweight allocation and weaker security selection in information technology hampered relative returns. In South Korea, both an overweight positioning and negative security selection detracted from returns.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class A (with sales charge)	22.88%	13.36%	8.44%
Global Opportunities Fund Class A (without sales charge)	28.68%	14.41%	8.94%
MSCI All Country World Net Total Return USD Index	31.76%	12.19%	9.39%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,306,000,000.0
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 9,300,000
Investment Company, Portfolio Turnover	14.91%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$1,306.0M
Number of Holdings	37
Annual Portfolio Turnover	14.91%
Total Advisory Fee	$9.3M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.6
Mid Cap ($2.5-12 B)	17.7
Large Cap (>$12 B)	79.8

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Global Opportunities Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	THOCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class C Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$243.00	2.14%

Expenses Paid, Amount	$ 243.00
Expense Ratio, Percent	2.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class C shares underperformed the MSCI All Country World Net Total Return USD Index (the 'Index”) during the 12-month period ended September 30, 2024. During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and upcoming political contests in the U.S. Despite the conflicting economic and geo-political signals, the S&P 500, the Bloomberg U.S. Aggregate Bond, and the MSCI ACWI indexes reported varying positive returns for the period, +36.3%, +11.6%, and +31.8%, respectively.  In brief, most equities repriced higher due to a surprising level of economic strength and resilient corporate profits, while interest rates declined along with inflation rates, creating a more favorable backdrop for the economy. Stock selection was a positive contributor to relative performance, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations detracted from relative results. The Fund’s cash and currency forwards allocations were also a drag on performance.During the period, stock selection in communication services, energy, and the U.S. helped to drive relative performance. The Fund’s underweight allocation and weaker security selection in information technology hampered relative returns. In South Korea, both an overweight positioning and negative security selection detracted from returns.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class C (with sales charge)	26.59%	13.53%	8.11%
Global Opportunities Fund Class C (without sales charge)	27.59%	13.53%	8.11%
MSCI All Country World Net Total Return USD Index	31.76%	12.19%	9.39%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,306,000,000.0
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 9,300,000
Investment Company, Portfolio Turnover	14.91%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$1,306.0M
Number of Holdings	37
Annual Portfolio Turnover	14.91%
Total Advisory Fee	$9.3M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.6
Mid Cap ($2.5-12 B)	17.7
Large Cap (>$12 B)	79.8

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Global Opportunities Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	THOIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$113.00	0.99%

Expenses Paid, Amount	$ 113.00
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares underperformed the MSCI All Country World Net Total Return USD Index (the 'Index”) during the 12-month period ended September 30, 2024. During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and upcoming political contests in the U.S. Despite the conflicting economic and geo-political signals, the S&P 500, the Bloomberg U.S. Aggregate Bond, and the MSCI ACWI indexes reported varying positive returns for the period, +36.3%, +11.6%, and +31.8%, respectively.  In brief, most equities repriced higher due to a surprising level of economic strength and resilient corporate profits, while interest rates declined along with inflation rates, creating a more favorable backdrop for the economy. Stock selection was a positive contributor to relative performance, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations detracted from relative results. The Fund’s cash and currency forwards allocations were also a drag on performance. During the period, stock selection in communication services, energy, and the U.S. helped to drive relative performance. The Fund’s underweight allocation and weaker security selection in information technology hampered relative returns. In South Korea, both an overweight positioning and negative security selection detracted from returns.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class I	29.05%	14.75%	9.29%
MSCI All Country World Net Total Return USD Index	31.76%	12.19%	9.39%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,306,000,000.0
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 9,300,000
Investment Company, Portfolio Turnover	14.91%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$1,306.0M
Number of Holdings	37
Annual Portfolio Turnover	14.91%
Total Advisory Fee	$9.3M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.6
Mid Cap ($2.5-12 B)	17.7
Large Cap (>$12 B)	79.8

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Global Opportunities Fund - Class R3
Shareholder Report [Line Items]
Class Name	CLASS: R3
Trading Symbol	THORX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class R3 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$171.00	1.50%

Expenses Paid, Amount	$ 171.00
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R3 shares underperformed the MSCI All Country World Net Total Return USD Index (the 'Index”) during the 12-month period ended September 30, 2024. During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and upcoming political contests in the U.S. Despite the conflicting economic and geo-political signals, the S&P 500, the Bloomberg U.S. Aggregate Bond, and the MSCI ACWI indexes reported varying positive returns for the period, +36.3%, +11.6%, and +31.8%, respectively.  In brief, most equities repriced higher due to a surprising level of economic strength and resilient corporate profits, while interest rates declined along with inflation rates, creating a more favorable backdrop for the economy. Stock selection was a positive contributor to relative performance, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations detracted from relative results. The Fund’s cash and currency forwards allocations were also a drag on performance. During the period, stock selection in communication services, energy, and the U.S. helped to drive relative performance. The Fund’s underweight allocation and weaker security selection in information technology hampered relative returns. In South Korea, both an overweight positioning and negative security selection detracted from returns.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class R3	28.47%	14.19%	8.74%
MSCI All Country World Net Total Return USD Index	31.76%	12.19%	9.39%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THORX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,306,000,000.0
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 9,300,000
Investment Company, Portfolio Turnover	14.91%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$1,306.0M
Number of Holdings	37
Annual Portfolio Turnover	14.91%
Total Advisory Fee	$9.3M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.6
Mid Cap ($2.5-12 B)	17.7
Large Cap (>$12 B)	79.8

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Global Opportunities Fund - Class R4
Shareholder Report [Line Items]
Class Name	CLASS: R4
Trading Symbol	THOVX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class R4 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$160.00	1.40%

Expenses Paid, Amount	$ 160.00
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R4 shares underperformed the MSCI All Country World Net Total Return USD Index (the 'Index”) during the 12-month period ended September 30, 2024. During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and upcoming political contests in the U.S. Despite the conflicting economic and geo-political signals, the S&P 500, the Bloomberg U.S. Aggregate Bond, and the MSCI ACWI indexes reported varying positive returns for the period, +36.3%, +11.6%, and +31.8%, respectively.  In brief, most equities repriced higher due to a surprising level of economic strength and resilient corporate profits, while interest rates declined along with inflation rates, creating a more favorable backdrop for the economy. Stock selection was a positive contributor to relative performance, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations detracted from relative results. The Fund’s cash and currency forwards allocations were also a drag on performance. During the period, stock selection in communication services, energy, and the U.S. helped to drive relative performance. The Fund’s underweight allocation and weaker security selection in information technology hampered relative returns. In South Korea, both an overweight positioning and negative security selection detracted from returns.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class R4	28.53%	14.28%	8.84%
MSCI All Country World Net Total Return USD Index	31.76%	12.19%	9.39%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOVX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,306,000,000.0
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 9,300,000
Investment Company, Portfolio Turnover	14.91%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$1,306.0M
Number of Holdings	37
Annual Portfolio Turnover	14.91%
Total Advisory Fee	$9.3M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.6
Mid Cap ($2.5-12 B)	17.7
Large Cap (>$12 B)	79.8

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Global Opportunities Fund - Class R5
Shareholder Report [Line Items]
Class Name	CLASS: R5
Trading Symbol	THOFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class R5 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$113.00	0.99%

Expenses Paid, Amount	$ 113.00
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R5 shares underperformed the MSCI All Country World Net Total Return USD Index (the 'Index”) during the 12-month period ended September 30, 2024. During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and upcoming political contests in the U.S. Despite the conflicting economic and geo-political signals, the S&P 500, the Bloomberg U.S. Aggregate Bond, and the MSCI ACWI indexes reported varying positive returns for the period, +36.3%, +11.6%, and +31.8%, respectively.  In brief, most equities repriced higher due to a surprising level of economic strength and resilient corporate profits, while interest rates declined along with inflation rates, creating a more favorable backdrop for the economy. Stock selection was a positive contributor to relative performance, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations detracted from relative results. The Fund’s cash and currency forwards allocations were also a drag on performance. During the period, stock selection in communication services, energy, and the U.S. helped to drive relative performance. The Fund’s underweight allocation and weaker security selection in information technology hampered relative returns. In South Korea, both an overweight positioning and negative security selection detracted from returns.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class R5	29.06%	14.74%	9.28%
MSCI All Country World Net Total Return USD Index	31.76%	12.19%	9.39%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,306,000,000.0
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 9,300,000
Investment Company, Portfolio Turnover	14.91%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$1,306.0M
Number of Holdings	37
Annual Portfolio Turnover	14.91%
Total Advisory Fee	$9.3M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.6
Mid Cap ($2.5-12 B)	17.7
Large Cap (>$12 B)	79.8

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Global Opportunities Fund - Class R6
Shareholder Report [Line Items]
Class Name	CLASS: R6
Trading Symbol	THOGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class R6 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$97.00	0.85%

Expenses Paid, Amount	$ 97.00
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R6 shares underperformed the MSCI All Country World Net Total Return USD Index (the 'Index”) during the 12-month period ended September 30, 2024. During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and upcoming political contests in the U.S. Despite the conflicting economic and geo-political signals, the S&P 500, the Bloomberg U.S. Aggregate Bond, and the MSCI ACWI indexes reported varying positive returns for the period, +36.3%, +11.6%, and +31.8%, respectively.  In brief, most equities repriced higher due to a surprising level of economic strength and resilient corporate profits, while interest rates declined along with inflation rates, creating a more favorable backdrop for the economy. Stock selection was a positive contributor to relative performance, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations detracted from relative results. The Fund’s cash and currency forwards allocations were also a drag on performance. During the period, stock selection in communication services, energy, and the U.S. helped to drive relative performance. The Fund’s underweight allocation and weaker security selection in information technology hampered relative returns. In South Korea, both an overweight positioning and negative security selection detracted from returns.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year
Global Opportunities Fund Class R6	29.25%	14.91%
MSCI All Country World Net Total Return USD Index	31.76%	12.19%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,306,000,000.0
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 9,300,000
Investment Company, Portfolio Turnover	14.91%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$1,306.0M
Number of Holdings	37
Annual Portfolio Turnover	14.91%
Total Advisory Fee	$9.3M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.6
Mid Cap ($2.5-12 B)	17.7
Large Cap (>$12 B)	79.8

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Equity Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	TGVAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg International Equity Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$142.00	1.22%

Expenses Paid, Amount	$ 142.00
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, non-U.S. equities have posted strong returns but lagged their U.S. counterparts, as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market. Stock selection was a major contributor of the Fund’s outperformance relative to its benchmark, consistent with the Fund’s bottom-up investment approach. Sector allocation was modestly additive to performance while geographic allocation detracted from relative results. The Fund’s cash allocation was a drag on performance. Within industrials and information technology, stock selection bolstered relative returns. Additionally, stock selection in Japan and the U.S. also drove positive relative performance. An underweight positioning and weaker stock selection within financials and India hampered relative returns.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class A (with sales charge)	26.01%	9.55%	6.63%
International Equity Fund Class A (without sales charge)	31.94%	10.57%	7.12%
MSCI All Country World ex USA Net Total Return USD Index	25.35%	7.59%	5.22%
MSCI EAFE Net Total Return USD Index	24.77%	8.20%	5.71%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TGVAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 2,969,100,000
Holdings Count | Holdings	56
Advisory Fees Paid, Amount	$ 17,200,000
Investment Company, Portfolio Turnover	45.47%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$2,969.1M
Number of Holdings	56
Annual Portfolio Turnover	45.47%
Total Advisory Fee	$17.2M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	3.5
Large Cap (>$12 B)	96.5

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Equity Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	THGCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg International Equity Fund Class C Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$244.00	2.11%

Expenses Paid, Amount	$ 244.00
Expense Ratio, Percent	2.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class C shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, non-U.S. equities have posted strong returns but lagged their U.S. counterparts, as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market. Stock selection was a major contributor of the Fund’s outperformance relative to its benchmark, consistent with the Fund’s bottom-up investment approach. Sector allocation was modestly additive to performance while geographic allocation detracted from relative results. The Fund’s cash allocation was a drag on performance. Within industrials and information technology, stock selection bolstered relative returns. Additionally, stock selection in Japan and the U.S. also drove positive relative performance. An underweight positioning and weaker stock selection within financials and India hampered relative returns.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class C (with sales charge)	29.76%	9.74%	6.31%
International Equity Fund Class C (without sales charge)	30.76%	9.74%	6.31%
MSCI All Country World ex USA Net Total Return USD Index	25.35%	7.59%	5.22%
MSCI EAFE Net Total Return USD Index	24.77%	8.20%	5.71%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/THGCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 2,969,100,000
Holdings Count | Holdings	56
Advisory Fees Paid, Amount	$ 17,200,000
Investment Company, Portfolio Turnover	45.47%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$2,969.1M
Number of Holdings	56
Annual Portfolio Turnover	45.47%
Total Advisory Fee	$17.2M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	3.5
Large Cap (>$12 B)	96.5

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Equity Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	TGVIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg International Equity Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108.00	0.93%

Expenses Paid, Amount	$ 108.00
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, non-U.S. equities have posted strong returns but lagged their U.S. counterparts, as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market. Stock selection was a major contributor of the Fund’s outperformance relative to its benchmark, consistent with the Fund’s bottom-up investment approach. Sector allocation was modestly additive to performance while geographic allocation detracted from relative results. The Fund’s cash allocation was a drag on performance. Within industrials and information technology, stock selection bolstered relative returns. Additionally, stock selection in Japan and the U.S. also drove positive relative performance. An underweight positioning and weaker stock selection within financials and India hampered relative returns.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class I	32.37%	10.91%	7.47%
MSCI All Country World ex USA Net Total Return USD Index	25.35%	7.59%	5.22%
MSCI EAFE Net Total Return USD Index	24.77%	8.20%	5.71%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TGVIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 2,969,100,000
Holdings Count | Holdings	56
Advisory Fees Paid, Amount	$ 17,200,000
Investment Company, Portfolio Turnover	45.47%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$2,969.1M
Number of Holdings	56
Annual Portfolio Turnover	45.47%
Total Advisory Fee	$17.2M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	3.5
Large Cap (>$12 B)	96.5

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Equity Fund - Class R3
Shareholder Report [Line Items]
Class Name	CLASS: R3
Trading Symbol	TGVRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg International Equity Fund Class R3 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$164.00	1.42%

Expenses Paid, Amount	$ 164.00
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R3 shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, non-U.S. equities have posted strong returns but lagged their U.S. counterparts, as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market. Stock selection was a major contributor of the Fund’s outperformance relative to its benchmark, consistent with the Fund’s bottom-up investment approach. Sector allocation was modestly additive to performance while geographic allocation detracted from relative results. The Fund’s cash allocation was a drag on performance. Within industrials and information technology, stock selection bolstered relative returns. Additionally, stock selection in Japan and the U.S. also drove positive relative performance. An underweight positioning and weaker stock selection within financials and India hampered relative returns.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class R3	31.71%	10.36%	6.92%
MSCI All Country World ex USA Net Total Return USD Index	25.35%	7.59%	5.22%
MSCI EAFE Net Total Return USD Index	24.77%	8.20%	5.71%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TGVRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 2,969,100,000
Holdings Count | Holdings	56
Advisory Fees Paid, Amount	$ 17,200,000
Investment Company, Portfolio Turnover	45.47%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$2,969.1M
Number of Holdings	56
Annual Portfolio Turnover	45.47%
Total Advisory Fee	$17.2M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	3.5
Large Cap (>$12 B)	96.5

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Equity Fund - Class R4
Shareholder Report [Line Items]
Class Name	CLASS: R4
Trading Symbol	THVRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg International Equity Fund Class R4 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$141.00	1.22%

Expenses Paid, Amount	$ 141.00
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R4 shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024.During the period, non-U.S. equities have posted strong returns but lagged their U.S. counterparts, as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market. Stock selection was a major contributor of the Fund’s outperformance relative to its benchmark, consistent with the Fund’s bottom-up investment approach. Sector allocation was modestly additive to performance while geographic allocation detracted from relative results. The Fund’s cash allocation was a drag on performance.Within industrials and information technology, stock selection bolstered relative returns. Additionally, stock selection in Japan and the U.S. also drove positive relative performance. An underweight positioning and weaker stock selection within financials and India hampered relative returns.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class R4	31.98%	10.58%	7.14%
MSCI All Country World ex USA Net Total Return USD Index	25.35%	7.59%	5.22%
MSCI EAFE Net Total Return USD Index	24.77%	8.20%	5.71%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/THVRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 2,969,100,000
Holdings Count | Holdings	56
Advisory Fees Paid, Amount	$ 17,200,000
Investment Company, Portfolio Turnover	45.47%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$2,969.1M
Number of Holdings	56
Annual Portfolio Turnover	45.47%
Total Advisory Fee	$17.2M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	3.5
Large Cap (>$12 B)	96.5

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Equity Fund - Class R5
Shareholder Report [Line Items]
Class Name	CLASS: R5
Trading Symbol	TIVRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg International Equity Fund Class R5 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$111.00	0.96%

Expenses Paid, Amount	$ 111.00
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R5 shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, non-U.S. equities have posted strong returns but lagged their U.S. counterparts, as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market. Stock selection was a major contributor of the Fund’s outperformance relative to its benchmark, consistent with the Fund’s bottom-up investment approach. Sector allocation was modestly additive to performance while geographic allocation detracted from relative results. The Fund’s cash allocation was a drag on performance. Within industrials and information technology, stock selection bolstered relative returns. Additionally, stock selection in Japan and the U.S. also drove positive relative performance. An underweight positioning and weaker stock selection within financials and India hampered relative returns.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class R5	32.29%	10.86%	7.42%
MSCI All Country World ex USA Net Total Return USD Index	25.35%	7.59%	5.22%
MSCI EAFE Net Total Return USD Index	24.77%	8.20%	5.71%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TIVRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 2,969,100,000
Holdings Count | Holdings	56
Advisory Fees Paid, Amount	$ 17,200,000
Investment Company, Portfolio Turnover	45.47%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$2,969.1M
Number of Holdings	56
Annual Portfolio Turnover	45.47%
Total Advisory Fee	$17.2M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	3.5
Large Cap (>$12 B)	96.5

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Equity Fund - Class R6
Shareholder Report [Line Items]
Class Name	CLASS: R6
Trading Symbol	TGIRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg International Equity Fund Class R6 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$89.00	0.76%

Expenses Paid, Amount	$ 89.00
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R6 shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, non-U.S. equities have posted strong returns but lagged their U.S. counterparts, as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market. Stock selection was a major contributor of the Fund’s outperformance relative to its benchmark, consistent with the Fund’s bottom-up investment approach. Sector allocation was modestly additive to performance while geographic allocation detracted from relative results. The Fund’s cash allocation was a drag on performance. Within industrials and information technology, stock selection bolstered relative returns. Additionally, stock selection in Japan and the U.S. also drove positive relative performance. An underweight positioning and weaker stock selection within financials and India hampered relative returns.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class R6	32.58%	11.09%	7.64%
MSCI All Country World ex USA Net Total Return USD Index	25.35%	7.59%	5.22%
MSCI EAFE Net Total Return USD Index	24.77%	8.20%	5.71%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TGIRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 2,969,100,000
Holdings Count | Holdings	56
Advisory Fees Paid, Amount	$ 17,200,000
Investment Company, Portfolio Turnover	45.47%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$2,969.1M
Number of Holdings	56
Annual Portfolio Turnover	45.47%
Total Advisory Fee	$17.2M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	3.5
Large Cap (>$12 B)	96.5

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Better World International Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	TBWAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Better World International Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$159.00	1.44%

Expenses Paid, Amount	$ 159.00
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares underperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, non-U.S. equities posted strong returns but lagged their U.S. counterparts, as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market. Stock selection contributed positively to Fund performance relative to the Index over the period, aligning with the Fund’s focus on bottom-up security selection. Detractors from relative performance included sector and region/country allocations. Currency effects on the Fund’s performance were negative during the period. Within industrials, stock selection and a zero-weight positioning to energy contributed positively to relative results. However, stock selection in financials and consumer discretionary detracted from relative returns. From a geographic perspective, stock selection in Japan, the U.S., and Germany bolstered relative returns. The Fund’s stock selection in China, as well as an underweight positioning in Taiwan, were the largest detractors.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year
Better World International Fund Class A (with sales charge)	15.81%	10.93%
Better World International Fund Class A (without sales charge)	21.27%	11.97%
MSCI All Country World ex USA Net Total Return USD Index	25.35%	7.59%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fbwi/TBWAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 570,100,000
Holdings Count | Holdings	57
Advisory Fees Paid, Amount	$ 4,700,000
Investment Company, Portfolio Turnover	60.57%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$570.1M
Number of Holdings	57
Annual Portfolio Turnover	60.57%
Total Advisory Fee	$4.7M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.9
Mid Cap ($2.5-12 B)	14.4
Large Cap (>$12 B)	84.7

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Better World International Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	TBWCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Better World International Fund Class C Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$241.00	2.19%

Expenses Paid, Amount	$ 241.00
Expense Ratio, Percent	2.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class C shares underperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, non-U.S. equities posted strong returns but lagged their U.S. counterparts, as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market. Stock selection contributed positively to Fund performance relative to the Index over the period, aligning with the Fund’s focus on bottom-up security selection. Detractors from relative performance included sector and region/country allocations. Currency effects on the Fund’s performance were negative during the period. Within industrials, stock selection and a zero-weight positioning to energy contributed positively to relative results. However, stock selection in financials and consumer discretionary detracted from relative returns. From a geographic perspective, stock selection in Japan, the U.S., and Germany bolstered relative returns. The Fund’s stock selection in China, as well as an underweight positioning in Taiwan, were the largest detractors.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year
Better World International Fund Class C (with sales charge)	19.42%	11.19%
Better World International Fund Class C (without sales charge)	20.42%	11.19%
MSCI All Country World ex USA Net Total Return USD Index	25.35%	7.59%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fbwi/TBWCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 570,100,000
Holdings Count | Holdings	57
Advisory Fees Paid, Amount	$ 4,700,000
Investment Company, Portfolio Turnover	60.57%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$570.1M
Number of Holdings	57
Annual Portfolio Turnover	60.57%
Total Advisory Fee	$4.7M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.9
Mid Cap ($2.5-12 B)	14.4
Large Cap (>$12 B)	84.7

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Better World International Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	TBWIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Better World International Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100.00	0.90%

Expenses Paid, Amount	$ 100.00
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares underperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, non-U.S. equities posted strong returns but lagged their U.S. counterparts, as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market. Stock selection contributed positively to Fund performance relative to the Index over the period, aligning with the Fund’s focus on bottom-up security selection. Detractors from relative performance included sector and region/country allocations. Currency effects on the Fund’s performance were negative during the period. Within industrials, stock selection and a zero-weight positioning to energy contributed positively to relative results. However, stock selection in financials and consumer discretionary detracted from relative returns. From a geographic perspective, stock selection in Japan, the U.S., and Germany bolstered relative returns. The Fund’s stock selection in China, as well as an underweight positioning in Taiwan, were the largest detractors.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year
Better World International Fund Class I	21.90%	12.62%
MSCI All Country World ex USA Net Total Return USD Index	25.35%	7.59%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fbwi/TBWIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 570,100,000
Holdings Count | Holdings	57
Advisory Fees Paid, Amount	$ 4,700,000
Investment Company, Portfolio Turnover	60.57%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$570.1M
Number of Holdings	57
Annual Portfolio Turnover	60.57%
Total Advisory Fee	$4.7M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.9
Mid Cap ($2.5-12 B)	14.4
Large Cap (>$12 B)	84.7

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Growth Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	TIGAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg International Growth Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$154.00	1.37%

Expenses Paid, Amount	$ 154.00
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares underperformed the MSCI All Country World ex USA Growth Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, non-U.S. equities have posted strong returns but lagged their U.S. counterparts, as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market. The Fund’s underperformance relative to the Index was primarily driven by portfolio allocations across sectors and countries. However, strong stock selection added to relative results, consistent with the Fund’s bottom-up investment process. The Fund’s cash allocation was a drag on performance. Within information technology and consumer services, both stock selection and general positioning versus the Index bolstered relative returns. Security selection within South Korea and Brazil also contributed to relative returns. The Fund’s overweight exposure to consumer staples and the UK were detractors from relative performance as both underperformed other sectors and countries, respectively.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World ex USA Net Total Return USD Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class A (with sales charge)	20.13%	5.68%	5.31%
International Growth Fund Class A (without sales charge)	25.81%	6.65%	5.80%
MSCI All Country World ex USA Growth Net Total Return USD Index	26.75%	7.09%	5.97%
MSCI All Country World ex USA Net Total Return USD Index	25.35%	7.59%	5.22%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TIGAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 881,600,000
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 7,300,000
Investment Company, Portfolio Turnover	44.57%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$881.6M
Number of Holdings	46
Annual Portfolio Turnover	44.57%
Total Advisory Fee	$7.3M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.7
Mid Cap ($2.5-12 B)	14.0
Large Cap (>$12 B)	82.3

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Growth Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	TIGCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg International Growth Fund Class C Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$265.00	2.36%

Expenses Paid, Amount	$ 265.00
Expense Ratio, Percent	2.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class C shares underperformed the MSCI All Country World ex USA Growth Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, non-U.S. equities have posted strong returns but lagged their U.S. counterparts, as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market. The Fund’s underperformance relative to the Index was primarily driven by portfolio allocations across sectors and countries. However, strong stock selection added to relative results, consistent with the Fund’s bottom-up investment process. The Fund’s cash allocation was a drag on performance. Within information technology and consumer services, both stock selection and general positioning versus the Index bolstered relative returns. Security selection within South Korea and Brazil also contributed to relative returns. The Fund’s overweight exposure to consumer staples and the UK were detractors from relative performance as both underperformed other sectors and countries, respectively.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World ex USA Net Total Return USD Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class C (with sales charge)	23.61%	5.73%	4.94%
International Growth Fund Class C (without sales charge)	24.61%	5.73%	4.94%
MSCI All Country World ex USA Growth Net Total Return USD Index	26.75%	7.09%	5.97%
MSCI All Country World ex USA Net Total Return USD Index	25.35%	7.59%	5.22%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TIGCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 881,600,000
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 7,300,000
Investment Company, Portfolio Turnover	44.57%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$881.6M
Number of Holdings	46
Annual Portfolio Turnover	44.57%
Total Advisory Fee	$7.3M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.7
Mid Cap ($2.5-12 B)	14.0
Large Cap (>$12 B)	82.3

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Growth Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	TINGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg International Growth Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$112.00	0.99%

Expenses Paid, Amount	$ 112.00
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares underperformed the MSCI All Country World ex USA Growth Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, non-U.S. equities have posted strong returns but lagged their U.S. counterparts, as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market. The Fund’s underperformance relative to the Index was primarily driven by portfolio allocations across sectors and countries. However, strong stock selection added to relative results, consistent with the Fund’s bottom-up investment process. The Fund’s cash allocation was a drag on performance. Within information technology and consumer services, both stock selection and general positioning versus the Index bolstered relative returns. Security selection within South Korea and Brazil also contributed to relative returns. The Fund’s overweight exposure to consumer staples and the UK were detractors from relative performance as both underperformed other sectors and countries, respectively.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World ex USA Net Total Return USD Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class I	26.30%	7.02%	6.18%
MSCI All Country World ex USA Growth Net Total Return USD Index	26.75%	7.09%	5.97%
MSCI All Country World ex USA Net Total Return USD Index	25.35%	7.59%	5.22%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TINGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 881,600,000
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 7,300,000
Investment Company, Portfolio Turnover	44.57%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$881.6M
Number of Holdings	46
Annual Portfolio Turnover	44.57%
Total Advisory Fee	$7.3M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.7
Mid Cap ($2.5-12 B)	14.0
Large Cap (>$12 B)	82.3

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Growth Fund - Class R3
Shareholder Report [Line Items]
Class Name	CLASS: R3
Trading Symbol	TIGVX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg International Growth Fund Class R3 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$169.00	1.50%

Expenses Paid, Amount	$ 169.00
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R3 shares underperformed the MSCI All Country World ex USA Growth Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, non-U.S. equities have posted strong returns but lagged their U.S. counterparts, as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market. The Fund’s underperformance relative to the Index was primarily driven by portfolio allocations across sectors and countries. However, strong stock selection added to relative results, consistent with the Fund’s bottom-up investment process. The Fund’s cash allocation was a drag on performance. Within information technology and consumer services, both stock selection and general positioning versus the Index bolstered relative returns. Security selection within South Korea and Brazil also contributed to relative returns. The Fund’s overweight exposure to consumer staples and the UK were detractors from relative performance as both underperformed other sectors and countries, respectively.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World ex USA Net Total Return USD Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class R3	25.63%	6.48%	5.65%
MSCI All Country World ex USA Growth Net Total Return USD Index	26.75%	7.09%	5.97%
MSCI All Country World ex USA Net Total Return USD Index	25.35%	7.59%	5.22%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TIGVX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 881,600,000
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 7,300,000
Investment Company, Portfolio Turnover	44.57%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$881.6M
Number of Holdings	46
Annual Portfolio Turnover	44.57%
Total Advisory Fee	$7.3M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.7
Mid Cap ($2.5-12 B)	14.0
Large Cap (>$12 B)	82.3

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Growth Fund - Class R4
Shareholder Report [Line Items]
Class Name	CLASS: R4
Trading Symbol	TINVX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg International Growth Fund Class R4 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$158.00	1.40%

Expenses Paid, Amount	$ 158.00
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R4 shares underperformed the MSCI All Country World ex USA Growth Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, non-U.S. equities have posted strong returns but lagged their U.S. counterparts, as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market. The Fund’s underperformance relative to the Index was primarily driven by portfolio allocations across sectors and countries. However, strong stock selection added to relative results, consistent with the Fund’s bottom-up investment process. The Fund’s cash allocation was a drag on performance. Within information technology and consumer services, both stock selection and general positioning versus the Index bolstered relative returns. Security selection within South Korea and Brazil also contributed to relative returns. The Fund’s overweight exposure to consumer staples and the UK were detractors from relative performance as both underperformed other sectors and countries, respectively.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World ex USA Net Total Return USD Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class R4	25.77%	6.58%	5.75%
MSCI All Country World ex USA Growth Net Total Return USD Index	26.75%	7.09%	5.97%
MSCI All Country World ex USA Net Total Return USD Index	25.35%	7.59%	5.22%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TINVX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 881,600,000
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 7,300,000
Investment Company, Portfolio Turnover	44.57%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$881.6M
Number of Holdings	46
Annual Portfolio Turnover	44.57%
Total Advisory Fee	$7.3M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.7
Mid Cap ($2.5-12 B)	14.0
Large Cap (>$12 B)	82.3

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Growth Fund - Class R5
Shareholder Report [Line Items]
Class Name	CLASS: R5
Trading Symbol	TINFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg International Growth Fund Class R5 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$112.00	0.99%

Expenses Paid, Amount	$ 112.00
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R5 shares underperformed the MSCI All Country World ex USA Growth Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, non-U.S. equities have posted strong returns but lagged their U.S. counterparts, as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market. The Fund’s underperformance relative to the Index was primarily driven by portfolio allocations across sectors and countries. However, strong stock selection added to relative results, consistent with the Fund’s bottom-up investment process. The Fund’s cash allocation was a drag on performance. Within information technology and consumer services, both stock selection and general positioning versus the Index bolstered relative returns. Security selection within South Korea and Brazil also contributed to relative returns. The Fund’s overweight exposure to consumer staples and the UK were detractors from relative performance as both underperformed other sectors and countries, respectively.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World ex USA Net Total Return USD Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class R5	26.24%	7.01%	6.18%
MSCI All Country World ex USA Growth Net Total Return USD Index	26.75%	7.09%	5.97%
MSCI All Country World ex USA Net Total Return USD Index	25.35%	7.59%	5.22%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TINFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 881,600,000
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 7,300,000
Investment Company, Portfolio Turnover	44.57%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$881.6M
Number of Holdings	46
Annual Portfolio Turnover	44.57%
Total Advisory Fee	$7.3M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.7
Mid Cap ($2.5-12 B)	14.0
Large Cap (>$12 B)	82.3

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Growth Fund - Class R6
Shareholder Report [Line Items]
Class Name	CLASS: R6
Trading Symbol	THGIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg International Growth Fund Class R6 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$101.00	0.89%

Expenses Paid, Amount	$ 101.00
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R6 shares underperformed the MSCI All Country World ex USA Growth Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, non-U.S. equities have posted strong returns but lagged their U.S. counterparts, as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market. The Fund’s underperformance relative to the Index was primarily driven by portfolio allocations across sectors and countries. However, strong stock selection added to relative results, consistent with the Fund’s bottom-up investment process. The Fund’s cash allocation was a drag on performance. Within information technology and consumer services, both stock selection and general positioning versus the Index bolstered relative returns. Security selection within South Korea and Brazil also contributed to relative returns. The Fund’s overweight exposure to consumer staples and the UK were detractors from relative performance as both underperformed other sectors and countries, respectively.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World ex USA Net Total Return USD Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class R6	26.39%	7.12%	6.29%
MSCI All Country World ex USA Growth Net Total Return USD Index	26.75%	7.09%	5.97%
MSCI All Country World ex USA Net Total Return USD Index	25.35%	7.59%	5.22%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/THGIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 881,600,000
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 7,300,000
Investment Company, Portfolio Turnover	44.57%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$881.6M
Number of Holdings	46
Annual Portfolio Turnover	44.57%
Total Advisory Fee	$7.3M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.7
Mid Cap ($2.5-12 B)	14.0
Large Cap (>$12 B)	82.3

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Developing World Fund Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	THDAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Developing World Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$161.00	1.47%

Expenses Paid, Amount	$ 161.00
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares underperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, emerging market equities have posted strong returns but lagged their developed world counterparts. Much of emerging market underperformance was driven by China, where concerns around the real estate market, a weaker-than-expected recovery from COVID-19, and broadly slower economic growth weighed on sentiment. The Fund’s underperformance was primarily driven by weaker security selection as well as the Fund’s sector and country positioning. The currency effect on the Fund’s performance was modestly positive. Positive contributors included stock selection within the consumer staples, information technology and real estate sectors as well as an underweight allocation to materials. Stock selection in consumer discretionary and industrials hampered relative performance. On a geographic basis, positive stock selection in India and South Korea bolstered relative returns while weaker stock selection in China and Brazil were negative contributors to relative performance.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class A (with sales charge)	13.01%	2.20%	2.22%
Developing World Fund Class A (without sales charge)	18.35%	3.14%	2.69%
MSCI Emerging Markets Net Total Return USD Index	26.05%	5.75%	4.02%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/THDAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 674,800,000
Holdings Count | Holdings	65
Advisory Fees Paid, Amount	$ 7,200,000
Investment Company, Portfolio Turnover	90.88%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$674.8M
Number of Holdings	65
Annual Portfolio Turnover	90.88%
Total Advisory Fee	$7.2M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	5.7
Mid Cap ($2.5-12 B)	21.7
Large Cap (>$12 B)	72.6

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Developing World Fund Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	THDCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Developing World Fund Class C Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$253.00	2.33%

Expenses Paid, Amount	$ 253.00
Expense Ratio, Percent	2.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class C shares underperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, emerging market equities have posted strong returns but lagged their developed world counterparts. Much of emerging market underperformance was driven by China, where concerns around the real estate market, a weaker-than-expected recovery from COVID-19, and broadly slower economic growth weighed on sentiment. The Fund’s underperformance was primarily driven by weaker security selection as well as the Fund’s sector and country positioning. The currency effect on the Fund’s performance was modestly positive. Positive contributors included stock selection within the consumer staples, information technology and real estate sectors as well as an underweight allocation to materials. Stock selection in consumer discretionary and industrials hampered relative performance. On a geographic basis, positive stock selection in India and South Korea bolstered relative returns while weaker stock selection in China and Brazil were negative contributors to relative performance.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class C (with sales charge)	16.31%	2.31%	1.89%
Developing World Fund Class C (without sales charge)	17.31%	2.31%	1.89%
MSCI Emerging Markets Net Total Return USD Index	26.05%	5.75%	4.02%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/THDCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 674,800,000
Holdings Count | Holdings	65
Advisory Fees Paid, Amount	$ 7,200,000
Investment Company, Portfolio Turnover	90.88%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$674.8M
Number of Holdings	65
Annual Portfolio Turnover	90.88%
Total Advisory Fee	$7.2M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	5.7
Mid Cap ($2.5-12 B)	21.7
Large Cap (>$12 B)	72.6

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Developing World Fund Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	THDIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Developing World Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$114.00	1.04%

Expenses Paid, Amount	$ 114.00
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares underperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, emerging market equities have posted strong returns but lagged their developed world counterparts. Much of emerging market underperformance was driven by China, where concerns around the real estate market, a weaker-than-expected recovery from COVID-19, and broadly slower economic growth weighed on sentiment. The Fund’s underperformance was primarily driven by weaker security selection as well as the Fund’s sector and country positioning. The currency effect on the Fund’s performance was modestly positive. Positive contributors included stock selection within the consumer staples, information technology and real estate sectors as well as an underweight allocation to materials. Stock selection in consumer discretionary and industrials hampered relative performance. On a geographic basis, positive stock selection in India and South Korea bolstered relative returns while weaker stock selection in China and Brazil were negative contributors to relative performance.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class I	18.92%	3.54%	3.11%
MSCI Emerging Markets Net Total Return USD Index	26.05%	5.75%	4.02%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/THDIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 674,800,000
Holdings Count | Holdings	65
Advisory Fees Paid, Amount	$ 7,200,000
Investment Company, Portfolio Turnover	90.88%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$674.8M
Number of Holdings	65
Annual Portfolio Turnover	90.88%
Total Advisory Fee	$7.2M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	5.7
Mid Cap ($2.5-12 B)	21.7
Large Cap (>$12 B)	72.6

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Developing World Fund Class R5
Shareholder Report [Line Items]
Class Name	CLASS: R5
Trading Symbol	THDRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Developing World Fund Class R5 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$114.00	1.04%

Expenses Paid, Amount	$ 114.00
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R5 shares underperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, emerging market equities have posted strong returns but lagged their developed world counterparts. Much of emerging market underperformance was driven by China, where concerns around the real estate market, a weaker-than-expected recovery from COVID-19, and broadly slower economic growth weighed on sentiment. The Fund’s underperformance was primarily driven by weaker security selection as well as the Fund’s sector and country positioning. The currency effect on the Fund’s performance was modestly positive. Positive contributors included stock selection within the consumer staples, information technology and real estate sectors as well as an underweight allocation to materials. Stock selection in consumer discretionary and industrials hampered relative performance. On a geographic basis, positive stock selection in India and South Korea bolstered relative returns while weaker stock selection in China and Brazil were negative contributors to relative performance.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class R5	18.88%	3.55%	3.11%
MSCI Emerging Markets Net Total Return USD Index	26.05%	5.75%	4.02%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/THDRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 674,800,000
Holdings Count | Holdings	65
Advisory Fees Paid, Amount	$ 7,200,000
Investment Company, Portfolio Turnover	90.88%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$674.8M
Number of Holdings	65
Annual Portfolio Turnover	90.88%
Total Advisory Fee	$7.2M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	5.7
Mid Cap ($2.5-12 B)	21.7
Large Cap (>$12 B)	72.6

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Developing World Fund Class R6
Shareholder Report [Line Items]
Class Name	CLASS: R6
Trading Symbol	TDWRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Developing World Fund Class R6 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$103.00	0.94%

Expenses Paid, Amount	$ 103.00
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R6 shares underperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, emerging market equities have posted strong returns but lagged their developed world counterparts. Much of emerging market underperformance was driven by China, where concerns around the real estate market, a weaker-than-expected recovery from COVID-19, and broadly slower economic growth weighed on sentiment. The Fund’s underperformance was primarily driven by weaker security selection as well as the Fund’s sector and country positioning. The currency effect on the Fund’s performance was modestly positive. Positive contributors included stock selection within the consumer staples, information technology and real estate sectors as well as an underweight allocation to materials. Stock selection in consumer discretionary and industrials hampered relative performance. On a geographic basis, positive stock selection in India and South Korea bolstered relative returns while weaker stock selection in China and Brazil were negative contributors to relative performance.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class R6	19.04%	3.65%	3.21%
MSCI Emerging Markets Net Total Return USD Index	26.05%	5.75%	4.02%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/TDWRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 674,800,000
Holdings Count | Holdings	65
Advisory Fees Paid, Amount	$ 7,200,000
Investment Company, Portfolio Turnover	90.88%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$674.8M
Number of Holdings	65
Annual Portfolio Turnover	90.88%
Total Advisory Fee	$7.2M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	5.7
Mid Cap ($2.5-12 B)	21.7
Large Cap (>$12 B)	72.6

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Core Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	TVAFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$156.00	1.38%

Expenses Paid, Amount	$ 156.00
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares outperformed the Russell 2500 Index – Total Return (the “Index”) during the 12-month period ended September 30, 2024. Stock selection was the primary driver of the Fund’s relative outperformance. The Fund’s stock selection in the industrials and consumer discretionary sectors had a positive impact on performance relative to the Index during the period. Stock selection in and underweight allocations to health care and financials detracted from relative results. Returns of larger mid-cap companies outpaced smaller-cap companies within the Index during the period. Stock selection was a negative contributor to performance within the mid-cap (those ranging from approximately $2.5 - $12 billion market capitalization) and large-cap portions (those over approximately $12 billion market capitalization) of the Fund’s portfolio during the period. However, an overweight positioning in the Fund to larger stocks within the Index’s universe positively impacted the Fund’s performance relative to the Index for the period. Stock selection, as well as an underweight positioning to the smaller-cap segment of the universe, contributed positively to relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class A (with sales charge)	21.42%	6.87%	7.76%
Small/Mid Cap Core Fund Class A (without sales charge)	27.14%	7.86%	8.26%
Russell 2500 Index - Total Return	26.17%	10.43%	9.50%
Russell 3000 Index - Total Return	35.19%	15.26%	12.83%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVAFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 559,800,000
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 4,600,000
Investment Company, Portfolio Turnover	32.79%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$559.8M
Number of Holdings	49
Annual Portfolio Turnover	32.79%
Total Advisory Fee	$4.6M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	9.0
Mid Cap ($2.5-12 B)	52.2
Large Cap (>$12 B)	38.8

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Core Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	TVCFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class C Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$264.00	2.34%

Expenses Paid, Amount	$ 264.00
Expense Ratio, Percent	2.34%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class C shares underperformed the Russell 2500 Index – Total Return (the “Index”) during the 12-month period ended September 30, 2024. The Fund’s stock selection in the industrials and consumer discretionary sectors had a positive impact on performance relative to the Index during the period. Stock selection in and underweight allocations to health care and financials detracted from relative results. Returns of larger mid-cap companies outpaced smaller-cap companies within the Index during the period. Stock selection was a negative contributor to performance within the mid-cap (those ranging from approximately $2.5 - $12 billion market capitalization) and large-cap portions (those over approximately $12 billion market capitalization) of the Fund’s portfolio during the period. However, an overweight positioning in the Fund to larger stocks within the Index’s universe positively impacted the Fund’s performance relative to the Index for the period. Stock selection, as well as an underweight positioning to the smaller-cap segment of the universe, contributed positively to relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class C (with sales charge)	24.90%	6.89%	7.35%
Small/Mid Cap Core Fund Class C (without sales charge)	25.90%	6.89%	7.35%
Russell 2500 Index - Total Return	26.17%	10.43%	9.50%
Russell 3000 Index - Total Return	35.19%	15.26%	12.83%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVCFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 559,800,000
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 4,600,000
Investment Company, Portfolio Turnover	32.79%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$559.8M
Number of Holdings	49
Annual Portfolio Turnover	32.79%
Total Advisory Fee	$4.6M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	9.0
Mid Cap ($2.5-12 B)	52.2
Large Cap (>$12 B)	38.8

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Core Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	TVIFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108.00	0.95%

Expenses Paid, Amount	$ 108.00
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares outperformed the Russell 2500 Index – Total Return (the “Index”) during the 12-month period ended September 30, 2024. Stock selection was the primary driver of the Fund’s relative outperformance. The Fund’s stock selection in the industrials and consumer discretionary sectors had a positive impact on performance relative to the Index during the period. Stock selection in and underweight allocations to health care and financials detracted from relative results. Returns of larger mid-cap companies outpaced smaller-cap companies within the Index during the period. Stock selection was a negative contributor to performance within the mid-cap (those ranging from approximately $2.5 - $12 billion market capitalization) and large-cap portions (those over approximately $12 billion market capitalization) of the Fund’s portfolio during the period. However, an overweight positioning in the Fund to larger stocks within the Index’s universe positively impacted the Fund’s performance relative to the Index for the period. Stock selection, as well as an underweight positioning to the smaller-cap segment of the universe, contributed positively to relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class I	27.69%	8.27%	8.67%
Russell 2500 Index - Total Return	26.17%	10.43%	9.50%
Russell 3000 Index - Total Return	35.19%	15.26%	12.83%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVIFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 559,800,000
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 4,600,000
Investment Company, Portfolio Turnover	32.79%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$559.8M
Number of Holdings	49
Annual Portfolio Turnover	32.79%
Total Advisory Fee	$4.6M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	9.0
Mid Cap ($2.5-12 B)	52.2
Large Cap (>$12 B)	38.8

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Core Fund - Class R3
Shareholder Report [Line Items]
Class Name	CLASS: R3
Trading Symbol	TVRFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class R3 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$149.00	1.31%

Expenses Paid, Amount	$ 149.00
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R3 shares outperformed the Russell 2500 Index – Total Return (the “Index”) during the 12-month period ended September 30, 2024. Stock selection was the primary driver of the Fund’s relative outperformance. The Fund’s stock selection in the industrials and consumer discretionary sectors had a positive impact on performance relative to the Index during the period. Stock selection in and underweight allocations to health care and financials detracted from relative results. Returns of larger mid-cap companies outpaced smaller-cap companies within the Index during the period. Stock selection was a negative contributor to performance within the mid-cap (those ranging from approximately $2.5 - $12 billion market capitalization) and large-cap portions (those over approximately $12 billion market capitalization) of the Fund’s portfolio during the period. However, an overweight positioning in the Fund to larger stocks within the Index’s universe positively impacted the Fund’s performance relative to the Index for the period. Stock selection, as well as an underweight positioning to the smaller-cap segment of the universe, contributed positively to relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class R3	27.22%	7.88%	8.28%
Russell 2500 Index - Total Return	26.17%	10.43%	9.50%
Russell 3000 Index - Total Return	35.19%	15.26%	12.83%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVRFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 559,800,000
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 4,600,000
Investment Company, Portfolio Turnover	32.79%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$559.8M
Number of Holdings	49
Annual Portfolio Turnover	32.79%
Total Advisory Fee	$4.6M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	9.0
Mid Cap ($2.5-12 B)	52.2
Large Cap (>$12 B)	38.8

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Core Fund - Class R4
Shareholder Report [Line Items]
Class Name	CLASS: R4
Trading Symbol	TVIRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class R4 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$138.00	1.21%

Expenses Paid, Amount	$ 138.00
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R4 shares outperformed the Russell 2500 Index – Total Return (the “Index”) during the 12-month period ended September 30, 2024. Stock selection was the primary driver of the Fund’s relative outperformance. The Fund’s stock selection in the industrials and consumer discretionary sectors had a positive impact on performance relative to the Index during the period. Stock selection in and underweight allocations to health care and financials detracted from relative results. Returns of larger mid-cap companies outpaced smaller-cap companies within the Index during the period. Stock selection was a negative contributor to performance within the mid-cap (those ranging from approximately $2.5 - $12 billion market capitalization) and large-cap portions (those over approximately $12 billion market capitalization) of the Fund’s portfolio during the period. However, an overweight positioning in the Fund to larger stocks within the Index’s universe positively impacted the Fund’s performance relative to the Index for the period. Stock selection, as well as an underweight positioning to the smaller-cap segment of the universe, contributed positively to relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class R4	27.36%	7.99%	8.38%
Russell 2500 Index - Total Return	26.17%	10.43%	9.50%
Russell 3000 Index - Total Return	35.19%	15.26%	12.83%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVIRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 559,800,000
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 4,600,000
Investment Company, Portfolio Turnover	32.79%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$559.8M
Number of Holdings	49
Annual Portfolio Turnover	32.79%
Total Advisory Fee	$4.6M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	9.0
Mid Cap ($2.5-12 B)	52.2
Large Cap (>$12 B)	38.8

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Core Fund - Class R5
Shareholder Report [Line Items]
Class Name	CLASS: R5
Trading Symbol	TVRRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class R5 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$108.00	0.95%

Expenses Paid, Amount	$ 108.00
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R5 shares outperformed the Russell 2500 Index – Total Return (the “Index”) during the 12-month period ended September 30, 2024. Stock selection was the primary driver of the Fund’s relative outperformance. The Fund’s stock selection in the industrials and consumer discretionary sectors had a positive impact on performance relative to the Index during the period. Stock selection in and underweight allocations to health care and financials detracted from relative results. Returns of larger mid-cap companies outpaced smaller-cap companies within the Index during the period. Stock selection was a negative contributor to performance within the mid-cap (those ranging from approximately $2.5 - $12 billion market capitalization) and large-cap portions (those over approximately $12 billion market capitalization) of the Fund’s portfolio during the period. However, an overweight positioning in the Fund to larger stocks within the Index’s universe positively impacted the Fund’s performance relative to the Index for the period. Stock selection, as well as an underweight positioning to the smaller-cap segment of the universe, contributed positively to relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class R5	27.68%	8.27%	8.66%
Russell 2500 Index - Total Return	26.17%	10.43%	9.50%
Russell 3000 Index - Total Return	35.19%	15.26%	12.83%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVRRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 559,800,000
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 4,600,000
Investment Company, Portfolio Turnover	32.79%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$559.8M
Number of Holdings	49
Annual Portfolio Turnover	32.79%
Total Advisory Fee	$4.6M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	9.0
Mid Cap ($2.5-12 B)	52.2
Large Cap (>$12 B)	38.8

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Growth Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	THCGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$160.00	1.42%

Expenses Paid, Amount	$ 160.00
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares underperformed the Russell 2500 Growth Index - Total Return (the “Index”) during the 12-month period ended September 30, 2024. The Fund’s stock selection in the information technology and energy sectors had a positive impact on performance relative to the Index during the period. Stock selection in and underweight allocations to health care and consumer discretionary stocks detracted from relative results. Returns of mid-cap companies outpaced small-cap companies within the Index during the period. Stock selection was the primary detractor from performance within the mid-cap (those ranging from approximately $2.5 - $12 billion market capitalization) portion of the Fund’s portfolio. However, an underweight positioning in the Fund to smaller stocks (those under approximately $2.5 billion market capitalization) and an overweight positioning to larger stocks (those over approximately $12 billion market capitalization) within the Index’s universe had positive impacts on the Fund’s performance relative to the Index.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class A (with sales charge)	18.92%	5.15%	6.71%
Small/Mid Cap Growth Fund Class A (without sales charge)	24.51%	6.12%	7.20%
Russell 2500 Growth Index - Total Return	25.20%	9.75%	9.98%
Russell 3000 Index - Total Return	35.19%	15.26%	12.83%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/THCGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 275,600,000
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 2,300,000
Investment Company, Portfolio Turnover	32.58%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$275.6M
Number of Holdings	47
Annual Portfolio Turnover	32.58%
Total Advisory Fee	$2.3M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.1
Mid Cap ($2.5-12 B)	52.2
Large Cap (>$12 B)	44.7

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Growth Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	TCGCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class C Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$261.00	2.34%

Expenses Paid, Amount	$ 261.00
Expense Ratio, Percent	2.34%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class C shares underperformed the Russell 2500 Growth Index - Total Return (the “Index”) during the 12-month period ended September 30, 2024. The Fund’s stock selection in the information technology and energy sectors had a positive impact on performance relative to the Index during the period. Stock selection in and underweight allocations to health care and consumer discretionary stocks detracted from relative results. Returns of mid-cap companies outpaced small-cap companies within the Index during the period. Stock selection was the primary detractor from performance within the mid-cap (those ranging from approximately $2.5 - $12 billion market capitalization) portion of the Fund’s portfolio. However, an underweight positioning in the Fund to smaller stocks (those under approximately $2.5 billion market capitalization) and an overweight positioning to larger stocks (those over approximately $12 billion market capitalization) within the Index’s universe had positive impacts on the Fund’s performance relative to the Index.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class C (with sales charge)	22.35%	5.22%	6.32%
Small/Mid Cap Growth Fund Class C (without sales charge)	23.35%	5.22%	6.32%
Russell 2500 Growth Index - Total Return	25.20%	9.75%	9.98%
Russell 3000 Index - Total Return	35.19%	15.26%	12.83%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/TCGCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 275,600,000
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 2,300,000
Investment Company, Portfolio Turnover	32.58%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$275.6M
Number of Holdings	47
Annual Portfolio Turnover	32.58%
Total Advisory Fee	$2.3M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.1
Mid Cap ($2.5-12 B)	52.2
Large Cap (>$12 B)	44.7

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Growth Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	THIGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$107.00	0.95%

Expenses Paid, Amount	$ 107.00
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares underperformed the Russell 2500 Growth Index - Total Return (the “Index”) during the 12-month period ended September 30, 2024. The Fund’s stock selection in the information technology and energy sectors had a positive impact on performance relative to the Index during the period. Stock selection in and underweight allocations to health care and consumer discretionary stocks detracted from relative results. Returns of mid-cap companies outpaced small-cap companies within the Index during the period. Stock selection was the primary detractor from performance within the mid-cap (those ranging from approximately $2.5 - $12 billion market capitalization) portion of the Fund’s portfolio. However, an underweight positioning in the Fund to smaller stocks (those under approximately $2.5 billion market capitalization) and an overweight positioning to larger stocks (those over approximately $12 billion market capitalization) within the Index’s universe had positive impacts on the Fund’s performance relative to the Index.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class I	25.11%	6.56%	7.63%
Russell 2500 Growth Index - Total Return	25.20%	9.75%	9.98%
Russell 3000 Index - Total Return	35.19%	15.26%	12.83%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/THIGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 275,600,000
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 2,300,000
Investment Company, Portfolio Turnover	32.58%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$275.6M
Number of Holdings	47
Annual Portfolio Turnover	32.58%
Total Advisory Fee	$2.3M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.1
Mid Cap ($2.5-12 B)	52.2
Large Cap (>$12 B)	44.7

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Growth Fund - Class R3
Shareholder Report [Line Items]
Class Name	CLASS: R3
Trading Symbol	THCRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class R3 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$164.00	1.46%

Expenses Paid, Amount	$ 164.00
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R3 shares underperformed the Russell 2500 Growth Index - Total Return (the “Index”) during the 12-month period ended September 30, 2024. The Fund’s stock selection in the information technology and energy sectors had a positive impact on performance relative to the Index during the period. Stock selection in and underweight allocations to health care and consumer discretionary stocks detracted from relative results. Returns of mid-cap companies outpaced small-cap companies within the Index during the period. Stock selection was the primary detractor from performance within the mid-cap (those ranging from approximately $2.5 - $12 billion market capitalization) portion of the Fund’s portfolio. However, an underweight positioning in the Fund to smaller stocks (those under approximately $2.5 billion market capitalization) and an overweight positioning to larger stocks (those over approximately $12 billion market capitalization) within the Index’s universe had positive impacts on the Fund’s performance relative to the Index.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class R3	24.47%	6.02%	7.08%
Russell 2500 Growth Index - Total Return	25.20%	9.75%	9.98%
Russell 3000 Index - Total Return	35.19%	15.26%	12.83%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/THCRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 275,600,000
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 2,300,000
Investment Company, Portfolio Turnover	32.58%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$275.6M
Number of Holdings	47
Annual Portfolio Turnover	32.58%
Total Advisory Fee	$2.3M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.1
Mid Cap ($2.5-12 B)	52.2
Large Cap (>$12 B)	44.7

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Growth Fund - Class R4
Shareholder Report [Line Items]
Class Name	CLASS: R4
Trading Symbol	TCGRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class R4 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$153.00	1.36%

Expenses Paid, Amount	$ 153.00
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R4 shares underperformed the Russell 2500 Growth Index - Total Return (the “Index”) during the 12-month period ended September 30, 2024. The Fund’s stock selection in the information technology and energy sectors had a positive impact on performance relative to the Index during the period. Stock selection in and underweight allocations to health care and consumer discretionary stocks detracted from relative results. Returns of mid-cap companies outpaced small-cap companies within the Index during the period. Stock selection was the primary detractor from performance within the mid-cap (those ranging from approximately $2.5 - $12 billion market capitalization) portion of the Fund’s portfolio. However, an underweight positioning in the Fund to smaller stocks (those under approximately $2.5 billion market capitalization) and an overweight positioning to larger stocks (those over approximately $12 billion market capitalization) within the Index’s universe had positive impacts on the Fund’s performance relative to the Index.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class R4	24.58%	6.12%	7.19%
Russell 2500 Growth Index - Total Return	25.20%	9.75%	9.98%
Russell 3000 Index - Total Return	35.19%	15.26%	12.83%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/TCGRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 275,600,000
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 2,300,000
Investment Company, Portfolio Turnover	32.58%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$275.6M
Number of Holdings	47
Annual Portfolio Turnover	32.58%
Total Advisory Fee	$2.3M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.1
Mid Cap ($2.5-12 B)	52.2
Large Cap (>$12 B)	44.7

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Growth Fund - Class R5
Shareholder Report [Line Items]
Class Name	CLASS: R5
Trading Symbol	THGRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class R5 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$107.00	0.95%

Expenses Paid, Amount	$ 107.00
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R5 shares underperformed the Russell 2500 Growth Index - Total Return (the “Index”) during the 12-month period ended September 30, 2024. The Fund’s stock selection in the information technology and energy sectors had a positive impact on performance relative to the Index during the period. Stock selection in and underweight allocations to health care and consumer discretionary stocks detracted from relative results. Returns of mid-cap companies outpaced small-cap companies within the Index during the period. Stock selection was the primary detractor from performance within the mid-cap (those ranging from approximately $2.5 - $12 billion market capitalization) portion of the Fund’s portfolio. However, an underweight positioning in the Fund to smaller stocks (those under approximately $2.5 billion market capitalization) and an overweight positioning to larger stocks (those over approximately $12 billion market capitalization) within the Index’s universe had positive impacts on the Fund’s performance relative to the Index.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class R5	25.12%	6.56%	7.63%
Russell 2500 Growth Index - Total Return	25.20%	9.75%	9.98%
Russell 3000 Index - Total Return	35.19%	15.26%	12.83%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/THGRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 275,600,000
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 2,300,000
Investment Company, Portfolio Turnover	32.58%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$275.6M
Number of Holdings	47
Annual Portfolio Turnover	32.58%
Total Advisory Fee	$2.3M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.1
Mid Cap ($2.5-12 B)	52.2
Large Cap (>$12 B)	44.7

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Investment Income Builder Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	TIBAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127.00	1.13%

Expenses Paid, Amount	$ 127.00
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares underperformed the benchmark composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index (the “Blended Index”) during the 12-month period ended September 30, 2024. During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and upcoming political contests in the U.S. Despite the conflicting economic and geo-political signals, the S&P 500, the Bloomberg U.S. Aggregate Bond, and the MSCI ACWI indexes reported varying positive returns for the period, +36.3%, +11.6%, and +31.8%, respectively.  In brief, most equities repriced higher due to a surprising level of economic strength and resilient corporate profits, while interest rates declined along with inflation rates, creating a more favorable backdrop for the economy. A general overweight positioning to equities and underweight positioning to fixed income boosted the Fund’s relative performance during the period. Within equities, the Fund’s focus on dividend paying firms was a source of underperformance versus the broad based MSCI World Index. This underperformance is common during periods such as the current reporting period when growth stocks are outperforming. Security selection within the information technology and energy sectors, along with an overweight positioning to Taiwan, boosted relative performance. Mostly, the Fund’s equity holdings were relative detractors across the various sectors. Stock selection within the U.S. was beneficial to relative performance, however, the overall underweight positioning to U.S. stocks hampered performance. Among its fixed income holdings, the Fund’s shorter duration positioning during the period detracted from relative performance as yields across the curve declined during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Bond Total Return Value USD and 75% MSCI World Net Total Return USD Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class A (with sales charge)	19.24%	8.37%	6.46%
Investment Income Builder Fund Class A (without sales charge)	24.85%	9.37%	6.95%
MSCI World Net Total Return USD Index	32.43%	13.04%	10.07%
Investment Income Builder Fund’s Blended Index	26.96%	9.97%	8.15%
Bloomberg U.S. Aggregate Total Return Value Index USD	11.57%	0.33%	1.84%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 13,932,000,000.0
Holdings Count | Holdings	341
Advisory Fees Paid, Amount	$ 87,800,000
Investment Company, Portfolio Turnover	24.81%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$13,932.0M
Number of Holdings	341
Annual Portfolio Turnover	24.81%
Total Advisory Fee	$87.8M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Portfolio Composition	(%)
Foreign Equity	56.8
Domestic Equity	27.4
Domestic Corporate Bonds	4.5
Domestic Other Bonds	3.2
Foreign Bonds	2.8
Other Assets Less Liabilities	5.2

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Investment Income Builder Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	TIBCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class C Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$212.00	1.89%

Expenses Paid, Amount	$ 212.00
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class C shares underperformed the benchmark composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index (the “Blended Index”) during the 12-month period ended September 30, 2024. During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and upcoming political contests in the U.S. Despite the conflicting economic and geo-political signals, the S&P 500, the Bloomberg U.S. Aggregate Bond, and the MSCI ACWI indexes reported varying positive returns for the period, +36.3%, +11.6%, and +31.8%, respectively.  In brief, most equities repriced higher due to a surprising level of economic strength and resilient corporate profits, while interest rates declined along with inflation rates, creating a more favorable backdrop for the economy. A general overweight positioning to equities and underweight positioning to fixed income boosted the Fund’s relative performance during the period. Within equities, the Fund’s focus on dividend paying firms was a source of underperformance versus the broad based MSCI World Index. This underperformance is common during periods such as the current reporting period when growth stocks are outperforming. Security selection within the information technology and energy sectors, along with an overweight positioning to Taiwan, boosted relative performance. Mostly, the Fund’s equity holdings were relative detractors across the various sectors. Stock selection within the U.S. was beneficial to relative performance, however, the overall underweight positioning to U.S. stocks hampered performance. Among its fixed income holdings, the Fund’s shorter duration positioning during the period detracted from relative performance as yields across the curve declined during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Bond Total Return Value USD and 75% MSCI World Net Total Return USD Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class C (with sales charge)	22.88%	8.55%	6.16%
Investment Income Builder Fund Class C (without sales charge)	23.88%	8.55%	6.16%
MSCI World Net Total Return USD Index	32.43%	13.04%	10.07%
Investment Income Builder Fund’s Blended Index	26.96%	9.97%	8.15%
Bloomberg U.S. Aggregate Total Return Value Index USD	11.57%	0.33%	1.84%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 13,932,000,000.0
Holdings Count | Holdings	341
Advisory Fees Paid, Amount	$ 87,800,000
Investment Company, Portfolio Turnover	24.81%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$13,932.0M
Number of Holdings	341
Annual Portfolio Turnover	24.81%
Total Advisory Fee	$87.8M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Portfolio Composition	(%)
Foreign Equity	56.8
Domestic Equity	27.4
Domestic Corporate Bonds	4.5
Domestic Other Bonds	3.2
Foreign Bonds	2.8
Other Assets Less Liabilities	5.2

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Investment Income Builder Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	TIBIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100.00	0.89%

Expenses Paid, Amount	$ 100.00
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares underperformed the benchmark composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index (the “Blended Index”) during the 12-month period ended September 30, 2024. During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and upcoming political contests in the U.S. Despite the conflicting economic and geo-political signals, the S&P 500, the Bloomberg U.S. Aggregate Bond, and the MSCI ACWI indexes reported varying positive returns for the period, +36.3%, +11.6%, and +31.8%, respectively.  In brief, most equities repriced higher due to a surprising level of economic strength and resilient corporate profits, while interest rates declined along with inflation rates, creating a more favorable backdrop for the economy. A general overweight positioning to equities and underweight positioning to fixed income boosted the Fund’s relative performance during the period. Within equities, the Fund’s focus on dividend paying firms was a source of underperformance versus the broad based MSCI World Index. This underperformance is common during periods such as the current reporting period when growth stocks are outperforming. Security selection within the information technology and energy sectors, along with an overweight positioning to Taiwan, boosted relative performance. Mostly, the Fund’s equity holdings were relative detractors across the various sectors. Stock selection within the U.S. was beneficial to relative performance, however, the overall underweight positioning to U.S. stocks hampered performance. Among its fixed income holdings, the Fund’s shorter duration positioning during the period detracted from relative performance as yields across the curve declined during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Bond Total Return Value USD and 75% MSCI World Net Total Return USD Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class I	25.12%	9.62%	7.24%
MSCI World Net Total Return USD Index	32.43%	13.04%	10.07%
Investment Income Builder Fund’s Blended Index	26.96%	9.97%	8.15%
Bloomberg U.S. Aggregate Total Return Value Index USD	11.57%	0.33%	1.84%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 13,932,000,000.0
Holdings Count | Holdings	341
Advisory Fees Paid, Amount	$ 87,800,000
Investment Company, Portfolio Turnover	24.81%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$13,932.0M
Number of Holdings	341
Annual Portfolio Turnover	24.81%
Total Advisory Fee	$87.8M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Portfolio Composition	(%)
Foreign Equity	56.8
Domestic Equity	27.4
Domestic Corporate Bonds	4.5
Domestic Other Bonds	3.2
Foreign Bonds	2.8
Other Assets Less Liabilities	5.2

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Investment Income Builder Fund - Class R3
Shareholder Report [Line Items]
Class Name	CLASS: R3
Trading Symbol	TIBRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class R3 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$168.00	1.50%

Expenses Paid, Amount	$ 168.00
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R3 shares underperformed the benchmark composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index (the “Blended Index”) during the 12-month period ended September 30, 2024. During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and upcoming political contests in the U.S. Despite the conflicting economic and geo-political signals, the S&P 500, the Bloomberg U.S. Aggregate Bond, and the MSCI ACWI indexes reported varying positive returns for the period, +36.3%, +11.6%, and +31.8%, respectively.  In brief, most equities repriced higher due to a surprising level of economic strength and resilient corporate profits, while interest rates declined along with inflation rates, creating a more favorable backdrop for the economy. A general overweight positioning to equities and underweight positioning to fixed income boosted the Fund’s relative performance during the period. Within equities, the Fund’s focus on dividend paying firms was a source of underperformance versus the broad based MSCI World Index. This underperformance is common during periods such as the current reporting period when growth stocks are outperforming. Security selection within the information technology and energy sectors, along with an overweight positioning to Taiwan, boosted relative performance. Mostly, the Fund’s equity holdings were relative detractors across the various sectors. Stock selection within the U.S. was beneficial to relative performance, however, the overall underweight positioning to U.S. stocks hampered performance. Among its fixed income holdings, the Fund’s shorter duration positioning during the period detracted from relative performance as yields across the curve declined during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Bond Total Return Value USD and 75% MSCI World Net Total Return USD Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class R3	24.37%	8.97%	6.58%
MSCI World Net Total Return USD Index	32.43%	13.04%	10.07%
Investment Income Builder Fund’s Blended Index	26.96%	9.97%	8.15%
Bloomberg U.S. Aggregate Total Return Value Index USD	11.57%	0.33%	1.84%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 13,932,000,000.0
Holdings Count | Holdings	341
Advisory Fees Paid, Amount	$ 87,800,000
Investment Company, Portfolio Turnover	24.81%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$13,932.0M
Number of Holdings	341
Annual Portfolio Turnover	24.81%
Total Advisory Fee	$87.8M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Portfolio Composition	(%)
Foreign Equity	56.8
Domestic Equity	27.4
Domestic Corporate Bonds	4.5
Domestic Other Bonds	3.2
Foreign Bonds	2.8
Other Assets Less Liabilities	5.2

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Investment Income Builder Fund - Class R4
Shareholder Report [Line Items]
Class Name	CLASS: R4
Trading Symbol	TIBGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class R4 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$157.00	1.40%

Expenses Paid, Amount	$ 157.00
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R4 shares underperformed the benchmark composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index (the “Blended Index”) during the 12-month period ended September 30, 2024. During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and upcoming political contests in the U.S. Despite the conflicting economic and geo-political signals, the S&P 500, the Bloomberg U.S. Aggregate Bond, and the MSCI ACWI indexes reported varying positive returns for the period, +36.3%, +11.6%, and +31.8%, respectively.  In brief, most equities repriced higher due to a surprising level of economic strength and resilient corporate profits, while interest rates declined along with inflation rates, creating a more favorable backdrop for the economy. A general overweight positioning to equities and underweight positioning to fixed income boosted the Fund’s relative performance during the period. Within equities, the Fund’s focus on dividend paying firms was a source of underperformance versus the broad based MSCI World Index. This underperformance is common during periods such as the current reporting period when growth stocks are outperforming. Security selection within the information technology and energy sectors, along with an overweight positioning to Taiwan, boosted relative performance. Mostly, the Fund’s equity holdings were relative detractors across the various sectors. Stock selection within the U.S. was beneficial to relative performance, however, the overall underweight positioning to U.S. stocks hampered performance. Among its fixed income holdings, the Fund’s shorter duration positioning during the period detracted from relative performance as yields across the curve declined during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Bond Total Return Value USD and 75% MSCI World Net Total Return USD Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class R4	24.51%	9.07%	6.68%
MSCI World Net Total Return USD Index	32.43%	13.04%	10.07%
Investment Income Builder Fund’s Blended Index	26.96%	9.97%	8.15%
Bloomberg U.S. Aggregate Total Return Value Index USD	11.57%	0.33%	1.84%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 13,932,000,000.0
Holdings Count | Holdings	341
Advisory Fees Paid, Amount	$ 87,800,000
Investment Company, Portfolio Turnover	24.81%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$13,932.0M
Number of Holdings	341
Annual Portfolio Turnover	24.81%
Total Advisory Fee	$87.8M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Portfolio Composition	(%)
Foreign Equity	56.8
Domestic Equity	27.4
Domestic Corporate Bonds	4.5
Domestic Other Bonds	3.2
Foreign Bonds	2.8
Other Assets Less Liabilities	5.2

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Investment Income Builder Fund - Class R5
Shareholder Report [Line Items]
Class Name	CLASS: R5
Trading Symbol	TIBMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class R5 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$111.00	0.99%

Expenses Paid, Amount	$ 111.00
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R5 shares underperformed the benchmark composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index (the “Blended Index”) during the 12-month period ended September 30, 2024. During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and upcoming political contests in the U.S. Despite the conflicting economic and geo-political signals, the S&P 500, the Bloomberg U.S. Aggregate Bond, and the MSCI ACWI indexes reported varying positive returns for the period, +36.3%, +11.6%, and +31.8%, respectively.  In brief, most equities repriced higher due to a surprising level of economic strength and resilient corporate profits, while interest rates declined along with inflation rates, creating a more favorable backdrop for the economy. A general overweight positioning to equities and underweight positioning to fixed income boosted the Fund’s relative performance during the period. Within equities, the Fund’s focus on dividend paying firms was a source of underperformance versus the broad based MSCI World Index. This underperformance is common during periods such as the current reporting period when growth stocks are outperforming. Security selection within the information technology and energy sectors, along with an overweight positioning to Taiwan, boosted relative performance. Mostly, the Fund’s equity holdings were relative detractors across the various sectors. Stock selection within the U.S. was beneficial to relative performance, however, the overall underweight positioning to U.S. stocks hampered performance. Among its fixed income holdings, the Fund’s shorter duration positioning during the period detracted from relative performance as yields across the curve declined during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Bond Total Return Value USD and 75% MSCI World Net Total Return USD Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class R5	25.01%	9.52%	7.12%
MSCI World Net Total Return USD Index	32.43%	13.04%	10.07%
Investment Income Builder Fund’s Blended Index	26.96%	9.97%	8.15%
Bloomberg U.S. Aggregate Total Return Value Index USD	11.57%	0.33%	1.84%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 13,932,000,000.0
Holdings Count | Holdings	341
Advisory Fees Paid, Amount	$ 87,800,000
Investment Company, Portfolio Turnover	24.81%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$13,932.0M
Number of Holdings	341
Annual Portfolio Turnover	24.81%
Total Advisory Fee	$87.8M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Portfolio Composition	(%)
Foreign Equity	56.8
Domestic Equity	27.4
Domestic Corporate Bonds	4.5
Domestic Other Bonds	3.2
Foreign Bonds	2.8
Other Assets Less Liabilities	5.2

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Investment Income Builder Fund - Class R6
Shareholder Report [Line Items]
Class Name	CLASS: R6
Trading Symbol	TIBOX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class R6 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$90.00	0.80%

Expenses Paid, Amount	$ 90.00
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R6 shares underperformed the benchmark composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index (the “Blended Index”) during the 12-month period ended September 30, 2024. During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and upcoming political contests in the U.S. Despite the conflicting economic and geo-political signals, the S&P 500, the Bloomberg U.S. Aggregate Bond, and the MSCI ACWI indexes reported varying positive returns for the period, +36.3%, +11.6%, and +31.8%, respectively.  In brief, most equities repriced higher due to a surprising level of economic strength and resilient corporate profits, while interest rates declined along with inflation rates, creating a more favorable backdrop for the economy. A general overweight positioning to equities and underweight positioning to fixed income boosted the Fund’s relative performance during the period. Within equities, the Fund’s focus on dividend paying firms was a source of underperformance versus the broad based MSCI World Index. This underperformance is common during periods such as the current reporting period when growth stocks are outperforming. Security selection within the information technology and energy sectors, along with an overweight positioning to Taiwan, boosted relative performance. Mostly, the Fund’s equity holdings were relative detractors across the various sectors. Stock selection within the U.S. was beneficial to relative performance, however, the overall underweight positioning to U.S. stocks hampered performance. Among its fixed income holdings, the Fund’s shorter duration positioning during the period detracted from relative performance as yields across the curve declined during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Bond Total Return Value USD and 75% MSCI World Net Total Return USD Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year
Investment Income Builder Fund Class R6	25.23%	9.73%
MSCI World Net Total Return USD Index	32.43%	13.04%
Investment Income Builder Fund’s Blended Index	26.96%	9.97%
Bloomberg U.S. Aggregate Total Return Value Index USD	11.57%	0.33%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBOX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 13,932,000,000.0
Holdings Count | Holdings	341
Advisory Fees Paid, Amount	$ 87,800,000
Investment Company, Portfolio Turnover	24.81%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$13,932.0M
Number of Holdings	341
Annual Portfolio Turnover	24.81%
Total Advisory Fee	$87.8M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Portfolio Composition	(%)
Foreign Equity	56.8
Domestic Equity	27.4
Domestic Corporate Bonds	4.5
Domestic Other Bonds	3.2
Foreign Bonds	2.8
Other Assets Less Liabilities	5.2

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Summit Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	TSAMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Summit Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104.00	0.94%

Expenses Paid, Amount	$ 104.00
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares underperformed the benchmark composed of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Bond Index (the “Blended Index”) during the 12-month period ended September 30, 2024. Equity markets rebounded strongly in 2023 and continued to climb through the first three quarters of 2024. The Fund’s security selection within equities contributed positively to relative performance, but underweight positioning to equities versus the Blended Index was a headwind to relative results. Within the Fund’s equity holdings, selection effect from information technology and industrials, as well as an overweight positioning within communication services and underweight positioning within consumer staples, contributed positively to relative performance. Security selection within financials and health care hampered results relative to the Blended Index. Given spread tightening over the course of the period, the Fund’s relative overweight to credit versus government bonds contributed positively to relative performance. Selection effect within asset backed securities and corporate bonds was a detractor to the Fund’s relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World Net Total Return USD Index and the Bloomberg Global-Aggregate Total Return Index Value Unhedged USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Bond Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year
Summit Fund Class A (with sales charge)	16.42%
Summit Fund Class A (without sales charge)	21.88%
MSCI All Country World Net Total Return USD Index	31.76%
Summit Fund’s Blended Index	23.57%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fs/TSAMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 112,300,000
Holdings Count | Holdings	201
Advisory Fees Paid, Amount	$ 400,000
Investment Company, Portfolio Turnover	66.54%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$112.3M
Number of Holdings	201
Annual Portfolio Turnover	66.54%
Total Advisory Fee	$0.4M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Portfolio Composition	(%)
Domestic Equity	31.7
Domestic Other Bonds	25.7
Foreign Equity	24.0
Domestic Corporate Bonds	4.6
Foreign Bonds	5.0
Other Assets Less Liabilities	8.9

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Summit Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	TSUMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Summit Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77.00	0.69%

Expenses Paid, Amount	$ 77.00
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares underperformed the benchmark composed of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Bond Index (the “Blended Index”) during the 12-month period ended September 30, 2024. Equity markets rebounded strongly in 2023 and continued to climb through the first three quarters of 2024. The Fund’s security selection within equities contributed positively to relative performance, but underweight positioning to equities versus the Blended Index was a headwind to relative results. Within the Fund’s equity holdings, selection effect from information technology and industrials, as well as an overweight positioning within communication services and underweight positioning within consumer staples, contributed positively to relative performance. Security selection within financials and health care hampered results relative to the Blended Index. Given spread tightening over the course of the period, the Fund’s relative overweight to credit versus government bonds contributed positively to relative performance. Selection effect within asset backed securities and corporate bonds was a detractor to the Fund’s relative performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World Net Total Return USD Index and the Bloomberg Global-Aggregate Total Return Index Value Unhedged USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Bond Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year
Summit Fund Class I	22.26%	11.99%
MSCI All Country World Net Total Return USD Index	31.76%	12.19%
Summit Fund’s Blended Index	23.57%	7.03%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fs/TSUMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 112,300,000
Holdings Count | Holdings	201
Advisory Fees Paid, Amount	$ 400,000
Investment Company, Portfolio Turnover	66.54%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$112.3M
Number of Holdings	201
Annual Portfolio Turnover	66.54%
Total Advisory Fee	$0.4M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Portfolio Composition	(%)
Domestic Equity	31.7
Domestic Other Bonds	25.7
Foreign Equity	24.0
Domestic Corporate Bonds	4.6
Foreign Bonds	5.0
Other Assets Less Liabilities	8.9

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Ultra Short Income Fund Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	TLDAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Ultra Short Income Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52.00	0.50%

Expenses Paid, Amount	$ 52.00
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares outperformed the ICE BofA U.S. Treasury Bill Index (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s relatively longer duration versus the Index proved to be a positive contributor to relative performance. Additionally, the Fund’s allocation to asset-backed securities and investment-grade corporate bonds was beneficial. There were no material detractors to the Fund’s performance over the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA U.S. Treasury Bill Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Ultra Short Income Fund Class A (with sales charge)	3.74%	2.38%	1.99%
Ultra Short Income Fund Class A (without sales charge)	6.12%	2.69%	2.14%
ICE BofA U.S. Treasury Bill Index	5.54%	2.34%	1.67%
Bloomberg U.S. Aggregate Total Return Value Index USD	11.57%	0.33%	1.84%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fldi/TLDAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 264,200,000
Holdings Count | Holdings	280
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	44.59%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$264.2M
Number of Holdings	280
Annual Portfolio Turnover	44.59%
Total Advisory Fee	$0.6M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
U.S. Government	5.3
AAA	16.3
AA	9.3
A	13.1
BBB	43.6
NR	0.8
Below Invest. Grade	0.9
Cash Equivalents & Other	10.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Ultra Short Income Fund Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	TLDIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Ultra Short Income Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31.00	0.30%

Expenses Paid, Amount	$ 31.00
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA U.S. Treasury Bill Index (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s relatively longer duration versus the Index proved to be a positive contributor to relative performance. Additionally, the Fund’s allocation to asset-backed securities and investment-grade corporate bonds was beneficial. There were no material detractors to the Fund’s performance over the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA U.S. Treasury Bill Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Ultra Short Income Fund Class I	6.35%	2.89%	2.34%
ICE BofA U.S. Treasury Bill Index	5.54%	2.34%	1.67%
Bloomberg U.S. Aggregate Total Return Value Index USD	11.57%	0.33%	1.84%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fldi/TLDIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 264,200,000
Holdings Count | Holdings	280
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	44.59%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$264.2M
Number of Holdings	280
Annual Portfolio Turnover	44.59%
Total Advisory Fee	$0.6M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
U.S. Government	5.3
AAA	16.3
AA	9.3
A	13.1
BBB	43.6
NR	0.8
Below Invest. Grade	0.9
Cash Equivalents & Other	10.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term U.S. Government Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	LTUSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103.00	0.99%

Expenses Paid, Amount	$ 103.00
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares outperformed the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s long duration, compared to the Index, was a relative contributor in this environment. Positive relative returns from the Fund’s allocation to asset-backed securities, collateralized mortgage obligations, and commercial mortgage-backed securities also contributed. There were no meaningful detractors to the Fund’s performance over the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class A (with sales charge)	6.62%	0.06%	0.71%
Limited Term U.S. Government Fund Class A (without sales charge)	9.03%	0.36%	0.86%
Bloomberg U.S. Aggregate Total Return Index Value USD	11.57%	0.33%	1.84%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	8.33%	0.84%	1.50%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTUSX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 139,700,000
Holdings Count | Holdings	157
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	32.26%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$139.7M
Number of Holdings	157
Annual Portfolio Turnover	32.26%
Total Advisory Fee	$0.6M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Types of Holdings	(%)
U.S. Treasury Securities	20.0
U.S. Government Agencies	6.6
Mortgage Backed	62.5
Corporate Bonds	2.1
Cash Equivalents & Other	8.8

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term U.S. Government Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	LTUCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class C Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$129.00	1.24%

Expenses Paid, Amount	$ 129.00
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class C shares outperformed the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s long duration, compared to the Index, was a relative contributor in this environment. Positive relative returns from the Fund’s allocation to asset-backed securities, collateralized mortgage obligations, and commercial mortgage-backed securities also contributed. There were no meaningful detractors to the Fund’s performance over the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class C (with sales charge)	8.32%	0.07%	0.55%
Limited Term U.S. Government Fund Class C (without sales charge)	8.82%	0.07%	0.55%
Bloomberg U.S. Aggregate Total Return Index Value USD	11.57%	0.33%	1.84%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	8.33%	0.84%	1.50%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTUCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 139,700,000
Holdings Count | Holdings	157
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	32.26%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$139.7M
Number of Holdings	157
Annual Portfolio Turnover	32.26%
Total Advisory Fee	$0.6M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Types of Holdings	(%)
U.S. Treasury Securities	20.0
U.S. Government Agencies	6.6
Mortgage Backed	62.5
Corporate Bonds	2.1
Cash Equivalents & Other	8.8

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term U.S. Government Fund - Class C2
Shareholder Report [Line Items]
Class Name	CLASS: C2
Trading Symbol	LTUQX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class C2 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$130.00	1.24%

Expenses Paid, Amount	$ 130.00
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class C2 shares outperformed the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s long duration, compared to the Index, was a relative contributor in this environment. Positive relative returns from the Fund’s allocation to asset-backed securities, collateralized mortgage obligations, and commercial mortgage-backed securities also contributed. There were no meaningful detractors to the Fund’s performance over the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year
Limited Term U.S. Government Fund Class C2 (with sales charge)	8.25%
Limited Term U.S. Government Fund Class C2 (without sales charge)	8.90%
Bloomberg U.S. Aggregate Total Return Index Value USD	11.57%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	8.33%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 139,700,000
Holdings Count | Holdings	157
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	32.26%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$139.7M
Number of Holdings	157
Annual Portfolio Turnover	32.26%
Total Advisory Fee	$0.6M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Types of Holdings	(%)
U.S. Treasury Securities	20.0
U.S. Government Agencies	6.6
Mortgage Backed	62.5
Corporate Bonds	2.1
Cash Equivalents & Other	8.8

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term U.S. Government Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	LTUIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68.00	0.65%

Expenses Paid, Amount	$ 68.00
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares outperformed the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s long duration, compared to the Index, was a relative contributor in this environment. Positive relative returns from the Fund’s allocation to asset-backed securities, collateralized mortgage obligations, and commercial mortgage-backed securities also contributed. There were no meaningful detractors to the Fund’s performance over the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class I	9.49%	0.66%	1.16%
Bloomberg U.S. Aggregate Total Return Index Value USD	11.57%	0.33%	1.84%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	8.33%	0.84%	1.50%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTUIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 139,700,000
Holdings Count | Holdings	157
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	32.26%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$139.7M
Number of Holdings	157
Annual Portfolio Turnover	32.26%
Total Advisory Fee	$0.6M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Types of Holdings	(%)
U.S. Treasury Securities	20.0
U.S. Government Agencies	6.6
Mortgage Backed	62.5
Corporate Bonds	2.1
Cash Equivalents & Other	8.8

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term U.S. Government Fund - Class R3
Shareholder Report [Line Items]
Class Name	CLASS: R3
Trading Symbol	LTURX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class R3 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$103.00	0.99%

Expenses Paid, Amount	$ 103.00
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R3 shares outperformed the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s long duration, compared to the Index, was a relative contributor in this environment. Positive relative returns from the Fund’s allocation to asset-backed securities, collateralized mortgage obligations, and commercial mortgage-backed securities also contributed. There were no meaningful detractors to the Fund’s performance over the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class R3	9.03%	0.31%	0.79%
Bloomberg U.S. Aggregate Total Return Index Value USD	11.57%	0.33%	1.84%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	8.33%	0.84%	1.50%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTURX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 139,700,000
Holdings Count | Holdings	157
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	32.26%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$139.7M
Number of Holdings	157
Annual Portfolio Turnover	32.26%
Total Advisory Fee	$0.6M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Types of Holdings	(%)
U.S. Treasury Securities	20.0
U.S. Government Agencies	6.6
Mortgage Backed	62.5
Corporate Bonds	2.1
Cash Equivalents & Other	8.8

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term U.S. Government Fund - Class R4
Shareholder Report [Line Items]
Class Name	CLASS: R4
Trading Symbol	LTUGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class R4 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$103.00	0.99%

Expenses Paid, Amount	$ 103.00
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R4 shares outperformed the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s long duration, compared to the Index, was a relative contributor in this environment. Positive relative returns from the Fund’s allocation to asset-backed securities, collateralized mortgage obligations, and commercial mortgage-backed securities also contributed. There were no meaningful detractors to the Fund’s performance over the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class R4	9.04%	0.29%	0.78%
Bloomberg U.S. Aggregate Total Return Index Value USD	11.57%	0.33%	1.84%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	8.33%	0.84%	1.50%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTUGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 139,700,000
Holdings Count | Holdings	157
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	32.26%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$139.7M
Number of Holdings	157
Annual Portfolio Turnover	32.26%
Total Advisory Fee	$0.6M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Types of Holdings	(%)
U.S. Treasury Securities	20.0
U.S. Government Agencies	6.6
Mortgage Backed	62.5
Corporate Bonds	2.1
Cash Equivalents & Other	8.8

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term U.S. Government Fund - Class R5
Shareholder Report [Line Items]
Class Name	CLASS: R5
Trading Symbol	LTGRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class R5 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$70.00	0.67%

Expenses Paid, Amount	$ 70.00
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R5 shares outperformed the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s long duration, compared to the Index, was a relative contributor in this environment. Positive relative returns from the Fund’s allocation to asset-backed securities, collateralized mortgage obligations, and commercial mortgage-backed securities also contributed. There were no meaningful detractors to the Fund’s performance over the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class R5	9.47%	0.62%	1.13%
Bloomberg U.S. Aggregate Total Return Index Value USD	11.57%	0.33%	1.84%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	8.33%	0.84%	1.50%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTGRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 139,700,000
Holdings Count | Holdings	157
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	32.26%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$139.7M
Number of Holdings	157
Annual Portfolio Turnover	32.26%
Total Advisory Fee	$0.6M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Types of Holdings	(%)
U.S. Treasury Securities	20.0
U.S. Government Agencies	6.6
Mortgage Backed	62.5
Corporate Bonds	2.1
Cash Equivalents & Other	8.8

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Income Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	THIFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80.00	0.76%

Expenses Paid, Amount	$ 80.00
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares outperformed the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s slight short duration versus the Index was a relative detractor in this environment. However, this was offset by positive relative returns from the Fund’s allocation to collateralized mortgage obligations, corporate bonds, and asset-backed securities

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government/Credit Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class A (with sales charge)	7.56%	1.75%	2.07%
Limited Term Income Fund Class A (without sales charge)	10.08%	2.06%	2.23%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	9.45%	1.26%	1.96%
Bloomberg U.S. Aggregate Total Return Value Index USD	11.57%	0.33%	1.84%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THIFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 6,430,200,000
Holdings Count | Holdings	652
Advisory Fees Paid, Amount	$ 20,800,000
Investment Company, Portfolio Turnover	59.42%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$6,430.2M
Number of Holdings	652
Annual Portfolio Turnover	59.42%
Total Advisory Fee	$20.8M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
U.S. Government	30.1
AAA	19.9
AA	4.6
A	17.0
BBB	20.1
NR	0.3
Below Invest. Grade	0.1
Cash Equivalents & Other	7.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Income Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	THICX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class C Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106.00	1.01%

Expenses Paid, Amount	$ 106.00
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class C shares outperformed the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s slight short duration versus the Index was a relative detractor in this environment. However, this was offset by positive relative returns from the Fund’s allocation to collateralized mortgage obligations, corporate bonds, and asset-backed securities

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government/Credit Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class C (with sales charge)	9.32%	1.83%	2.00%
Limited Term Income Fund Class C (without sales charge)	9.82%	1.83%	2.00%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	9.45%	1.26%	1.96%
Bloomberg U.S. Aggregate Total Return Value Index USD	11.57%	0.33%	1.84%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THICX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 6,430,200,000
Holdings Count | Holdings	652
Advisory Fees Paid, Amount	$ 20,800,000
Investment Company, Portfolio Turnover	59.42%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$6,430.2M
Number of Holdings	652
Annual Portfolio Turnover	59.42%
Total Advisory Fee	$20.8M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
U.S. Government	30.1
AAA	19.9
AA	4.6
A	17.0
BBB	20.1
NR	0.3
Below Invest. Grade	0.1
Cash Equivalents & Other	7.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Income Fund - Class C2
Shareholder Report [Line Items]
Class Name	CLASS: C2
Trading Symbol	THIQX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class C2 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$130.00	1.24%

Expenses Paid, Amount	$ 130.00
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class C2 shares outperformed the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s slight short duration versus the Index was a relative detractor in this environment. However, this was offset by positive relative returns from the Fund’s allocation to collateralized mortgage obligations, corporate bonds, and asset-backed securities

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government/Credit Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year
Limited Term Income Fund Class C2 (with sales charge)	8.92%
Limited Term Income Fund Class C2 (without sales charge)	9.57%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	9.45%
Bloomberg U.S. Aggregate Total Return Value Index USD	11.57%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 6,430,200,000
Holdings Count | Holdings	652
Advisory Fees Paid, Amount	$ 20,800,000
Investment Company, Portfolio Turnover	59.42%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$6,430.2M
Number of Holdings	652
Annual Portfolio Turnover	59.42%
Total Advisory Fee	$20.8M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
U.S. Government	30.1
AAA	19.9
AA	4.6
A	17.0
BBB	20.1
NR	0.3
Below Invest. Grade	0.1
Cash Equivalents & Other	7.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Income Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	THIIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52.00	0.49%

Expenses Paid, Amount	$ 52.00
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares outperformed the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s slight short duration versus the Index was a relative detractor in this environment. However, this was offset by positive relative returns from the Fund’s allocation to collateralized mortgage obligations, corporate bonds, and asset-backed securities

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government/Credit Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class I	10.38%	2.33%	2.54%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	9.45%	1.26%	1.96%
Bloomberg U.S. Aggregate Total Return Value Index USD	11.57%	0.33%	1.84%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THIIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 6,430,200,000
Holdings Count | Holdings	652
Advisory Fees Paid, Amount	$ 20,800,000
Investment Company, Portfolio Turnover	59.42%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$6,430.2M
Number of Holdings	652
Annual Portfolio Turnover	59.42%
Total Advisory Fee	$20.8M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
U.S. Government	30.1
AAA	19.9
AA	4.6
A	17.0
BBB	20.1
NR	0.3
Below Invest. Grade	0.1
Cash Equivalents & Other	7.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Income Fund - Class R3
Shareholder Report [Line Items]
Class Name	CLASS: R3
Trading Symbol	THIRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class R3 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$104.00	0.99%

Expenses Paid, Amount	$ 104.00
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R3 shares outperformed the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s slight short duration versus the Index was a relative detractor in this environment. However, this was offset by positive relative returns from the Fund’s allocation to collateralized mortgage obligations, corporate bonds, and asset-backed securities

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government/Credit Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class R3	9.83%	1.84%	2.04%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	9.45%	1.26%	1.96%
Bloomberg U.S. Aggregate Total Return Value Index USD	11.57%	0.33%	1.84%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THIRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 6,430,200,000
Holdings Count | Holdings	652
Advisory Fees Paid, Amount	$ 20,800,000
Investment Company, Portfolio Turnover	59.42%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$6,430.2M
Number of Holdings	652
Annual Portfolio Turnover	59.42%
Total Advisory Fee	$20.8M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
U.S. Government	30.1
AAA	19.9
AA	4.6
A	17.0
BBB	20.1
NR	0.3
Below Invest. Grade	0.1
Cash Equivalents & Other	7.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Income Fund - Class R4
Shareholder Report [Line Items]
Class Name	CLASS: R4
Trading Symbol	THRIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class R4 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$104.00	0.99%

Expenses Paid, Amount	$ 104.00
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R4 shares outperformed the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s slight short duration versus the Index was a relative detractor in this environment. However, this was offset by positive relative returns from the Fund’s allocation to collateralized mortgage obligations, corporate bonds, and asset-backed securities

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government/Credit Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class R4	9.92%	1.84%	2.05%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	9.45%	1.26%	1.96%
Bloomberg U.S. Aggregate Total Return Value Index USD	11.57%	0.33%	1.84%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THRIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 6,430,200,000
Holdings Count | Holdings	652
Advisory Fees Paid, Amount	$ 20,800,000
Investment Company, Portfolio Turnover	59.42%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$6,430.2M
Number of Holdings	652
Annual Portfolio Turnover	59.42%
Total Advisory Fee	$20.8M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
U.S. Government	30.1
AAA	19.9
AA	4.6
A	17.0
BBB	20.1
NR	0.3
Below Invest. Grade	0.1
Cash Equivalents & Other	7.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Income Fund - Class R5
Shareholder Report [Line Items]
Class Name	CLASS: R5
Trading Symbol	THRRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class R5 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$52.00	0.49%

Expenses Paid, Amount	$ 52.00
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R5 shares outperformed the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s slight short duration versus the Index was a relative detractor in this environment. However, this was offset by positive relative returns from the Fund’s allocation to collateralized mortgage obligations, corporate bonds, and asset-backed securities

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government/Credit Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class R5	10.38%	2.35%	2.48%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	9.45%	1.26%	1.96%
Bloomberg U.S. Aggregate Total Return Value Index USD	11.57%	0.33%	1.84%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THRRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 6,430,200,000
Holdings Count | Holdings	652
Advisory Fees Paid, Amount	$ 20,800,000
Investment Company, Portfolio Turnover	59.42%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$6,430.2M
Number of Holdings	652
Annual Portfolio Turnover	59.42%
Total Advisory Fee	$20.8M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
U.S. Government	30.1
AAA	19.9
AA	4.6
A	17.0
BBB	20.1
NR	0.3
Below Invest. Grade	0.1
Cash Equivalents & Other	7.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Income Fund - Class R6
Shareholder Report [Line Items]
Class Name	CLASS: R6
Trading Symbol	THRLX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class R6 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44.00	0.42%

Expenses Paid, Amount	$ 44.00
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R6 shares outperformed the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s slight short duration versus the Index was a relative detractor in this environment. However, this was offset by positive relative returns from the Fund’s allocation to collateralized mortgage obligations, corporate bonds, and asset-backed securities

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government/Credit Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year
Limited Term Income Fund Class R6	10.53%	2.42%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	9.45%	1.26%
Bloomberg U.S. Aggregate Total Return Value Index USD	11.57%	0.33%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THRLX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 6,430,200,000
Holdings Count | Holdings	652
Advisory Fees Paid, Amount	$ 20,800,000
Investment Company, Portfolio Turnover	59.42%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$6,430.2M
Number of Holdings	652
Annual Portfolio Turnover	59.42%
Total Advisory Fee	$20.8M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
U.S. Government	30.1
AAA	19.9
AA	4.6
A	17.0
BBB	20.1
NR	0.3
Below Invest. Grade	0.1
Cash Equivalents & Other	7.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Core Plus Bond Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	THCAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class A Shares for the period from October 2, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79.00	0.75%

Fund costs may be higher for a full one year period.

Expenses Paid, Amount	$ 79.00
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the period from the Fund’s inception on October 2, 2023 to September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. Security selection in corporate bonds, and to a lesser extent asset-backed securities, proved to be beneficial to the Fund’s relative performance. This was partially offset by performance from the Fund’s positioning along the U.S. Treasury yield curve. In particular, the Fund’s overweight to the 10-year part of the curve and underweight to the shorter part of the curve was a detractor to the Fund’s relative performance because longer-maturity securities tended to underperform shorter maturity securities during the period.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	Since Inception
Core Plus Bond Fund Class A (with sales charge)	7.45%
Core Plus Bond Fund Class A (without sales charge)	12.50%
Bloomberg U.S. Aggregate Total Return Value Index USD	12.34%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 165,500,000
Holdings Count | Holdings	381
Advisory Fees Paid, Amount	$ 0.0
Investment Company, Portfolio Turnover	73.32%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$165.5M
Number of Holdings	381
Annual Portfolio Turnover	73.32%
Total Advisory Fee	$0.0M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
U.S. Government	46.7
AAA	10.6
AA	3.1
A	11.1
BBB	16.9
NR	2.6
Below Invest. Grade	5.7
Cash Equivalents & Other	3.3

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 2, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Core Plus Bond Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	THCCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class C Shares for the period from October 2, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$158.00	1.50%

Fund costs may be higher for a full one year period.

Expenses Paid, Amount	$ 158.00
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class C shares underperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the period from the Fund’s inception on October 2, 2023 to September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. Security selection in corporate bonds, and to a lesser extent asset-backed securities, proved to be beneficial to the Fund’s relative performance. This was partially offset by performance from the Fund’s positioning along the U.S. Treasury yield curve. In particular, the Fund’s overweight to the 10-year part of the curve and underweight to the shorter part of the curve was a detractor to the Fund’s relative performance because longer-maturity securities tended to underperform shorter maturity securities during the period.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance	Since Inception
Core Plus Bond Fund Class C (with sales charge)	10.78%
Core Plus Bond Fund Class C (without sales charge)	11.78%
Bloomberg U.S. Aggregate Total Return Value Index USD	12.34%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 165,500,000
Holdings Count | Holdings	381
Advisory Fees Paid, Amount	$ 0.0
Investment Company, Portfolio Turnover	73.32%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$165.5M
Number of Holdings	381
Annual Portfolio Turnover	73.32%
Total Advisory Fee	$0.0M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
U.S. Government	46.7
AAA	10.6
AA	3.1
A	11.1
BBB	16.9
NR	2.6
Below Invest. Grade	5.7
Cash Equivalents & Other	3.3

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 2, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Core Plus Bond Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	THCIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class I Shares for the period from October 2, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48.00	0.46%

Fund costs may be higher for a full one year period.

Expenses Paid, Amount	$ 48.00
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the period from the Fund’s inception on October 2, 2023 to September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. Security selection in corporate bonds, and to a lesser extent asset-backed securities, proved to be beneficial to the Fund’s relative performance. This was partially offset by performance from the Fund’s positioning along the U.S. Treasury yield curve. In particular, the Fund’s overweight to the 10-year part of the curve and underweight to the shorter part of the curve was a detractor to the Fund’s relative performance because longer-maturity securities tended to underperform shorter maturity securities during the period.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	Since Inception
Core Plus Bond Fund Class I	12.80%
Bloomberg U.S. Aggregate Total Return Value Index USD	12.34%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 165,500,000
Holdings Count | Holdings	381
Advisory Fees Paid, Amount	$ 0.0
Investment Company, Portfolio Turnover	73.32%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$165.5M
Number of Holdings	381
Annual Portfolio Turnover	73.32%
Total Advisory Fee	$0.0M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
U.S. Government	46.7
AAA	10.6
AA	3.1
A	11.1
BBB	16.9
NR	2.6
Below Invest. Grade	5.7
Cash Equivalents & Other	3.3

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 2, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Core Plus Bond Fund - Class R3
Shareholder Report [Line Items]
Class Name	CLASS: R3
Trading Symbol	THCHX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class R3 Shares for the period from October 2, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$106.00	1.00%

Fund costs may be higher for a full one year period.

Expenses Paid, Amount	$ 106.00
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R3 shares performed in-line with the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the period from the Fund’s inception on October 2, 2023 to September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. Security selection in corporate bonds, and to a lesser extent asset-backed securities, proved to be beneficial to the Fund’s relative performance. This was partially offset by performance from the Fund’s positioning along the U.S. Treasury yield curve. In particular, the Fund’s overweight to the 10-year part of the curve and underweight to the shorter part of the curve was a detractor to the Fund’s relative performance because longer-maturity securities tended to underperform shorter maturity securities during the period.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	Since Inception
Core Plus Bond Fund Class R3	12.23%
Bloomberg U.S. Aggregate Total Return Value Index USD	12.34%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCHX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 165,500,000
Holdings Count | Holdings	381
Advisory Fees Paid, Amount	$ 0.0
Investment Company, Portfolio Turnover	73.32%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$165.5M
Number of Holdings	381
Annual Portfolio Turnover	73.32%
Total Advisory Fee	$0.0M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
U.S. Government	46.7
AAA	10.6
AA	3.1
A	11.1
BBB	16.9
NR	2.6
Below Invest. Grade	5.7
Cash Equivalents & Other	3.3

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 2, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Core Plus Bond Fund - Class R4
Shareholder Report [Line Items]
Class Name	CLASS: R4
Trading Symbol	THCEX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class R4 Shares for the period from October 2, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$79.00	0.75%

Fund costs may be higher for a full one year period.

Expenses Paid, Amount	$ 79.00
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R4 shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the period from the Fund’s inception on October 2, 2023 to September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. Security selection in corporate bonds, and to a lesser extent asset-backed securities, proved to be beneficial to the Fund’s relative performance. This was partially offset by performance from the Fund’s positioning along the U.S. Treasury yield curve. In particular, the Fund’s overweight to the 10-year part of the curve and underweight to the shorter part of the curve was a detractor to the Fund’s relative performance because longer-maturity securities tended to underperform shorter maturity securities during the period.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	Since Inception
Core Plus Bond Fund Class R4	12.51%
Bloomberg U.S. Aggregate Total Return Value Index USD	12.34%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCEX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 165,500,000
Holdings Count | Holdings	381
Advisory Fees Paid, Amount	$ 0.0
Investment Company, Portfolio Turnover	73.32%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$165.5M
Number of Holdings	381
Annual Portfolio Turnover	73.32%
Total Advisory Fee	$0.0M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
U.S. Government	46.7
AAA	10.6
AA	3.1
A	11.1
BBB	16.9
NR	2.6
Below Invest. Grade	5.7
Cash Equivalents & Other	3.3

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 2, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Core Plus Bond Fund - Class R5
Shareholder Report [Line Items]
Class Name	CLASS: R5
Trading Symbol	THCFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class R5 Shares for the period from October 2, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$53.00	0.50%

Fund costs may be higher for a full one year period.

Expenses Paid, Amount	$ 53.00
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R5 shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the period from the Fund’s inception on October 2, 2023 to September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. Security selection in corporate bonds, and to a lesser extent asset-backed securities, proved to be beneficial to the Fund’s relative performance. This was partially offset by performance from the Fund’s positioning along the U.S. Treasury yield curve. In particular, the Fund’s overweight to the 10-year part of the curve and underweight to the shorter part of the curve was a detractor to the Fund’s relative performance because longer-maturity securities tended to underperform shorter maturity securities during the period.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	Since Inception
Core Plus Bond Fund Class R5	12.79%
Bloomberg U.S. Aggregate Total Return Value Index USD	12.34%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 165,500,000
Holdings Count | Holdings	381
Advisory Fees Paid, Amount	$ 0.0
Investment Company, Portfolio Turnover	73.32%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$165.5M
Number of Holdings	381
Annual Portfolio Turnover	73.32%
Total Advisory Fee	$0.0M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
U.S. Government	46.7
AAA	10.6
AA	3.1
A	11.1
BBB	16.9
NR	2.6
Below Invest. Grade	5.7
Cash Equivalents & Other	3.3

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 2, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Core Plus Bond Fund - Class R6
Shareholder Report [Line Items]
Class Name	CLASS: R6
Trading Symbol	THCSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class R6 Shares for the period from October 2, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$52.00	0.49%

Fund costs may be higher for a full one year period.

Expenses Paid, Amount	$ 52.00
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R6 shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the period from the Fund’s inception on October 2, 2023 to September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. Security selection in corporate bonds, and to a lesser extent asset-backed securities, proved to be beneficial to the Fund’s relative performance. This was partially offset by performance from the Fund’s positioning along the U.S. Treasury yield curve. In particular, the Fund’s overweight to the 10-year part of the curve and underweight to the shorter part of the curve was a detractor to the Fund’s relative performance because longer-maturity securities tended to underperform shorter maturity securities during the period.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	Since Inception
Core Plus Bond Fund Class R6	12.82%
Bloomberg U.S. Aggregate Total Return Value Index USD	12.34%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCSX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 165,500,000
Holdings Count | Holdings	381
Advisory Fees Paid, Amount	$ 0.0
Investment Company, Portfolio Turnover	73.32%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$165.5M
Number of Holdings	381
Annual Portfolio Turnover	73.32%
Total Advisory Fee	$0.0M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
U.S. Government	46.7
AAA	10.6
AA	3.1
A	11.1
BBB	16.9
NR	2.6
Below Invest. Grade	5.7
Cash Equivalents & Other	3.3

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 2, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Income Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	TSIAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Strategic Income Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102.00	0.97%

Expenses Paid, Amount	$ 102.00
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares underperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s structural short duration versus the Index was a relative detractor in this environment. However, this was offset by positive relative returns from the Fund’s allocation to corporates and collateralized mortgage obligations. The Fund’s exposure to asset-backed securities was a modest detractor, while exposure to mortgage-passthrough securities proved to be neither a material contributor nor a detractor to the Fund’s performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class A (with sales charge)	5.82%	2.49%	2.86%
Strategic Income Fund Class A (without sales charge)	10.81%	3.43%	3.33%
Bloomberg U.S. Universal Total Return Index Value Unhedged	12.08%	0.70%	2.15%
Strategic Income Fund’s Blended Index	15.53%	2.95%	3.60%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSIAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 9,454,200,000
Holdings Count | Holdings	1,154
Advisory Fees Paid, Amount	$ 41,200,000
Investment Company, Portfolio Turnover	60.47%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$9,454.2M
Number of Holdings	1,154
Annual Portfolio Turnover	60.47%
Total Advisory Fee	$41.2M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Fixed Income Credit Quality	(%)
U.S. Government	26.5
AAA	10.7
AA	2.4
A	11.8
BBB	22.1
BB	12.2
B	4.1
CCC	0.1
D	0.0
NR	4.2
Cash Equivalents & Other	5.9

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Income Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	TSICX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Strategic Income Fund Class C Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180.00	1.72%

Expenses Paid, Amount	$ 180.00
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class C shares underperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s structural short duration versus the Index was a relative detractor in this environment. However, this was offset by positive relative returns from the Fund’s allocation to corporates and collateralized mortgage obligations. The Fund’s exposure to asset-backed securities was a modest detractor, while exposure to mortgage-passthrough securities proved to be neither a material contributor nor a detractor to the Fund’s performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class C (with sales charge)	9.02%	2.68%	2.61%
Strategic Income Fund Class C (without sales charge)	10.02%	2.68%	2.61%
Bloomberg U.S. Universal Total Return Index Value Unhedged	12.08%	0.70%	2.15%
Strategic Income Fund’s Blended Index	15.53%	2.95%	3.60%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSICX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 9,454,200,000
Holdings Count | Holdings	1,154
Advisory Fees Paid, Amount	$ 41,200,000
Investment Company, Portfolio Turnover	60.47%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$9,454.2M
Number of Holdings	1,154
Annual Portfolio Turnover	60.47%
Total Advisory Fee	$41.2M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Fixed Income Credit Quality	(%)
U.S. Government	26.5
AAA	10.7
AA	2.4
A	11.8
BBB	22.1
BB	12.2
B	4.1
CCC	0.1
D	0.0
NR	4.2
Cash Equivalents & Other	5.9

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Income Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	TSIIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Strategic Income Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$63.00	0.60%

Expenses Paid, Amount	$ 63.00
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares underperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s structural short duration versus the Index was a relative detractor in this environment. However, this was offset by positive relative returns from the Fund’s allocation to corporates and collateralized mortgage obligations. The Fund’s exposure to asset-backed securities was a modest detractor, while exposure to mortgage-passthrough securities proved to be neither a material contributor nor a detractor to the Fund’s performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class I	11.24%	3.83%	3.72%
Bloomberg U.S. Universal Total Return Index Value Unhedged	12.08%	0.70%	2.15%
Strategic Income Fund’s Blended Index	15.53%	2.95%	3.60%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSIIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 9,454,200,000
Holdings Count | Holdings	1,154
Advisory Fees Paid, Amount	$ 41,200,000
Investment Company, Portfolio Turnover	60.47%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$9,454.2M
Number of Holdings	1,154
Annual Portfolio Turnover	60.47%
Total Advisory Fee	$41.2M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Fixed Income Credit Quality	(%)
U.S. Government	26.5
AAA	10.7
AA	2.4
A	11.8
BBB	22.1
BB	12.2
B	4.1
CCC	0.1
D	0.0
NR	4.2
Cash Equivalents & Other	5.9

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Income Fund - Class R3
Shareholder Report [Line Items]
Class Name	CLASS: R3
Trading Symbol	TSIRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Strategic Income Fund Class R3 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$132.00	1.25%

Expenses Paid, Amount	$ 132.00
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R3 shares underperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s structural short duration versus the Index was a relative detractor in this environment. However, this was offset by positive relative returns from the Fund’s allocation to corporates and collateralized mortgage obligations. The Fund’s exposure to asset-backed securities was a modest detractor, while exposure to mortgage-passthrough securities proved to be neither a material contributor nor a detractor to the Fund’s performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class R3	10.52%	3.15%	3.14%
Bloomberg U.S. Universal Total Return Index Value Unhedged	12.08%	0.70%	2.15%
Strategic Income Fund’s Blended Index	15.53%	2.95%	3.60%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSIRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 9,454,200,000
Holdings Count | Holdings	1,154
Advisory Fees Paid, Amount	$ 41,200,000
Investment Company, Portfolio Turnover	60.47%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$9,454.2M
Number of Holdings	1,154
Annual Portfolio Turnover	60.47%
Total Advisory Fee	$41.2M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Fixed Income Credit Quality	(%)
U.S. Government	26.5
AAA	10.7
AA	2.4
A	11.8
BBB	22.1
BB	12.2
B	4.1
CCC	0.1
D	0.0
NR	4.2
Cash Equivalents & Other	5.9

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Income Fund - Class R4
Shareholder Report [Line Items]
Class Name	CLASS: R4
Trading Symbol	TSRIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Strategic Income Fund Class R4 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$132.00	1.25%

Expenses Paid, Amount	$ 132.00
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R4 shares underperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s structural short duration versus the Index was a relative detractor in this environment. However, this was offset by positive relative returns from the Fund’s allocation to corporates and collateralized mortgage obligations. The Fund’s exposure to asset-backed securities was a modest detractor, while exposure to mortgage-passthrough securities proved to be neither a material contributor nor a detractor to the Fund’s performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class R4	10.52%	3.17%	3.14%
Bloomberg U.S. Universal Total Return Index Value Unhedged	12.08%	0.70%	2.15%
Strategic Income Fund’s Blended Index	15.53%	2.95%	3.60%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSRIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 9,454,200,000
Holdings Count | Holdings	1,154
Advisory Fees Paid, Amount	$ 41,200,000
Investment Company, Portfolio Turnover	60.47%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$9,454.2M
Number of Holdings	1,154
Annual Portfolio Turnover	60.47%
Total Advisory Fee	$41.2M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Fixed Income Credit Quality	(%)
U.S. Government	26.5
AAA	10.7
AA	2.4
A	11.8
BBB	22.1
BB	12.2
B	4.1
CCC	0.1
D	0.0
NR	4.2
Cash Equivalents & Other	5.9

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Income Fund - Class R5
Shareholder Report [Line Items]
Class Name	CLASS: R5
Trading Symbol	TSRRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Strategic Income Fund Class R5 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$63.00	0.60%

Expenses Paid, Amount	$ 63.00
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R5 shares underperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s structural short duration versus the Index was a relative detractor in this environment. However, this was offset by positive relative returns from the Fund’s allocation to corporates and collateralized mortgage obligations. The Fund’s exposure to asset-backed securities was a modest detractor, while exposure to mortgage-passthrough securities proved to be neither a material contributor nor a detractor to the Fund’s performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class R5	11.24%	3.83%	3.71%
Bloomberg U.S. Universal Total Return Index Value Unhedged	12.08%	0.70%	2.15%
Strategic Income Fund’s Blended Index	15.53%	2.95%	3.60%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSRRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 9,454,200,000
Holdings Count | Holdings	1,154
Advisory Fees Paid, Amount	$ 41,200,000
Investment Company, Portfolio Turnover	60.47%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$9,454.2M
Number of Holdings	1,154
Annual Portfolio Turnover	60.47%
Total Advisory Fee	$41.2M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Fixed Income Credit Quality	(%)
U.S. Government	26.5
AAA	10.7
AA	2.4
A	11.8
BBB	22.1
BB	12.2
B	4.1
CCC	0.1
D	0.0
NR	4.2
Cash Equivalents & Other	5.9

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Income Fund - Class R6
Shareholder Report [Line Items]
Class Name	CLASS: R6
Trading Symbol	TSRSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Strategic Income Fund Class R6 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$56.00	0.53%

Expenses Paid, Amount	$ 56.00
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class R6 shares underperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s structural short duration versus the Index was a relative detractor in this environment. However, this was offset by positive relative returns from the Fund’s allocation to corporates and collateralized mortgage obligations. The Fund’s exposure to asset-backed securities was a modest detractor, while exposure to mortgage-passthrough securities proved to be neither a material contributor nor a detractor to the Fund’s performance.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year
Strategic Income Fund Class R6	11.30%	3.91%
Bloomberg U.S. Universal Total Return Index Value Unhedged	12.08%	0.70%
Strategic Income Fund’s Blended Index	15.53%	2.95%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSRSX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 9,454,200,000
Holdings Count | Holdings	1,154
Advisory Fees Paid, Amount	$ 41,200,000
Investment Company, Portfolio Turnover	60.47%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$9,454.2M
Number of Holdings	1,154
Annual Portfolio Turnover	60.47%
Total Advisory Fee	$41.2M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Fixed Income Credit Quality	(%)
U.S. Government	26.5
AAA	10.7
AA	2.4
A	11.8
BBB	22.1
BB	12.2
B	4.1
CCC	0.1
D	0.0
NR	4.2
Cash Equivalents & Other	5.9

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Short Duration Municipal Fund Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	TLMAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Short Duration Municipal Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72.00	0.70%

Expenses Paid, Amount	$ 72.00
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares underperformed the ICE BofA 1-3 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, which produced strong absolute returns for the asset class. However, the Fund’s relative underperformance during the period was driven by its shorter duration and yield curve positioning versus its Index. The Fund’s relative performance benefited from active management with respect to its sector/quality returns thanks to its higher weighting to revenue and A-rated bonds. Specifically, within the revenue sector, multi-family housing bonds were a large contributor to relative performance during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 1-3 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Short Duration Municipal Fund Class A (with sales charge)	2.76%	0.57%	0.62%
Short Duration Municipal Fund Class A (without sales charge)	5.12%	0.88%	0.78%
ICE BofA 1-3 Year U.S. Municipal Securities Index	5.51%	1.41%	1.31%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fldm/TLMAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 117,900,000
Holdings Count | Holdings	136
Advisory Fees Paid, Amount	$ 500,000
Investment Company, Portfolio Turnover	63.53%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$117.9M
Number of Holdings	136
Annual Portfolio Turnover	63.53%
Total Advisory Fee	$0.5M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	23.7
AA	30.2
A	31.1
BBB	9.2
NR	4.3
Below Invest. Grade	0.0
Cash & Cash Equivalent	1.6

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Short Duration Municipal Fund Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	TLMIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Short Duration Municipal Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51.00	0.50%

Expenses Paid, Amount	$ 51.00
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares underperformed the ICE BofA 1-3 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, which produced strong absolute returns for the asset class. However, the Fund’s relative underperformance during the period was driven by its shorter duration and yield curve positioning versus its Index. The Fund’s relative performance benefited from active management with respect to its sector/quality returns thanks to its higher weighting to revenue and A-rated bonds. Specifically, within the revenue sector, multi-family housing bonds were a large contributor to relative performance during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 1-3 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Short Duration Municipal Fund Class I	5.34%	1.07%	0.97%
ICE BofA 1-3 Year U.S. Municipal Securities Index	5.51%	1.41%	1.31%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fldm/TLMIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 117,900,000
Holdings Count | Holdings	136
Advisory Fees Paid, Amount	$ 500,000
Investment Company, Portfolio Turnover	63.53%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$117.9M
Number of Holdings	136
Annual Portfolio Turnover	63.53%
Total Advisory Fee	$0.5M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	23.7
AA	30.2
A	31.1
BBB	9.2
NR	4.3
Below Invest. Grade	0.0
Cash & Cash Equivalent	1.6

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Municipal Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	LTMFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term Municipal Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79.00	0.77%

Expenses Paid, Amount	$ 79.00
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares underperformed the ICE BofA 1-10 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, producing strong absolute returns for the asset class. However, the Fund’s underperformance during the period was driven by its shorter duration and yield curve positioning compared to the Index. The Fund’s relative performance benefited from active management with respect to its sector/quality returns thanks to the Fund’s higher weighting to revenue bonds and A-rated bonds. Specifically, within the revenue sector, hospital and other utility bonds were large contributors to relative performance during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 1-10 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term Municipal Fund Class A (with sales charge)	4.56%	0.58%	1.03%
Limited Term Municipal Fund Class A (without sales charge)	6.94%	0.88%	1.18%
ICE BofA 1-10 Year U.S. Municipal Securities Index	7.43%	1.37%	1.82%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/flm/LTMFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 2,492,900,000
Holdings Count | Holdings	801
Advisory Fees Paid, Amount	$ 8,700,000
Investment Company, Portfolio Turnover	39.61%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$2,492.9M
Number of Holdings	801
Annual Portfolio Turnover	39.61%
Total Advisory Fee	$8.7M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	12.9
AA	36.0
A	42.6
BBB	4.7
NR	1.4
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.3

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period
Thornburg Limited Term Municipal Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	LTMCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term Municipal Fund Class C Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107.00	1.04%

Expenses Paid, Amount	$ 107.00
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class C shares underperformed the ICE BofA 1-10 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, producing strong absolute returns for the asset class. However, the Fund’s underperformance during the period was driven by its shorter duration and yield curve positioning compared to the Index. The Fund’s relative performance benefited from active management with respect to its sector/quality returns thanks to the Fund’s higher weighting to revenue bonds and A-rated bonds. Specifically, within the revenue sector, hospital and other utility bonds were large contributors to relative performance during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 1-10 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term Municipal Fund Class C (with sales charge)	6.22%	0.63%	0.94%
Limited Term Municipal Fund Class C (without sales charge)	6.72%	0.63%	0.94%
ICE BofA 1-10 Year U.S. Municipal Securities Index	7.43%	1.37%	1.82%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/flm/LTMCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 2,492,900,000
Holdings Count | Holdings	801
Advisory Fees Paid, Amount	$ 8,700,000
Investment Company, Portfolio Turnover	39.61%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$2,492.9M
Number of Holdings	801
Annual Portfolio Turnover	39.61%
Total Advisory Fee	$8.7M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	12.9
AA	36.0
A	42.6
BBB	4.7
NR	1.4
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.3

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period
Thornburg Limited Term Municipal Fund - Class C2
Shareholder Report [Line Items]
Class Name	CLASS: C2
Trading Symbol	LTMQX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term Municipal Fund Class C2 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$128.00	1.24%

Expenses Paid, Amount	$ 128.00
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class C2 shares underperformed the ICE BofA 1-10 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, producing strong absolute returns for the asset class. However, the Fund’s underperformance during the period was driven by its shorter duration and yield curve positioning compared to the Index. The Fund’s relative performance benefited from active management with respect to its sector/quality returns thanks to the Fund’s higher weighting to revenue bonds and A-rated bonds. Specifically, within the revenue sector, hospital and other utility bonds were large contributors to relative performance during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 1-10 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe

Average Annual Return [Table Text Block]

Annual Performance	1 Year
Limited Term Municipal Fund Class C2 (with sales charge)	5.86%
Limited Term Municipal Fund Class C2 (without sales charge)	6.51%
ICE BofA 1-10 Year U.S. Municipal Securities Index	7.43%
ICE BofA U.S. Municipal Securities Index	10.52%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 2,492,900,000
Holdings Count | Holdings	801
Advisory Fees Paid, Amount	$ 8,700,000
Investment Company, Portfolio Turnover	39.61%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$2,492.9M
Number of Holdings	801
Annual Portfolio Turnover	39.61%
Total Advisory Fee	$8.7M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	12.9
AA	36.0
A	42.6
BBB	4.7
NR	1.4
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.3

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period
Thornburg Limited Term Municipal Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	LTMIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Limited Term Municipal Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52.00	0.51%

Expenses Paid, Amount	$ 52.00
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares underperformed the ICE BofA 1-10 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, producing strong absolute returns for the asset class. However, the Fund’s underperformance during the period was driven by its shorter duration and yield curve positioning compared to the Index. The Fund’s relative performance benefited from active management with respect to its sector/quality returns thanks to the Fund’s higher weighting to revenue bonds and A-rated bonds. Specifically, within the revenue sector, hospital and other utility bonds were large contributors to relative performance during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 1-10 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Limited Term Municipal Fund Class I	7.22%	1.12%	1.45%
ICE BofA 1-10 Year U.S. Municipal Securities Index	7.43%	1.37%	1.82%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/flm/LTMIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 2,492,900,000
Holdings Count | Holdings	801
Advisory Fees Paid, Amount	$ 8,700,000
Investment Company, Portfolio Turnover	39.61%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$2,492.9M
Number of Holdings	801
Annual Portfolio Turnover	39.61%
Total Advisory Fee	$8.7M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	12.9
AA	36.0
A	42.6
BBB	4.7
NR	1.4
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.3

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period
Thornburg Intermediate Municipal Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	THIMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Intermediate Municipal Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77.00	0.74%

Expenses Paid, Amount	$ 77.00
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares performed in-line with the ICE BofA 3-15 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, which produced strong absolute returns for the asset class. However, the Fund’s relative performance was hampered during the period by individual bond selection. The Fund’s relative performance benefited from active management due to its longer duration and sector/quality returns from its higher weighting to revenue and A-rated bonds. Specifically, within the revenue sector and other utilities bonds were a large contributor to relative performance during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 3-15 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Intermediate Municipal Fund Class A (with sales charge)	6.63%	0.94%	1.65%
Intermediate Municipal Fund Class A (without sales charge)	8.81%	1.35%	1.85%
ICE BofA 3-15 Year U.S. Municipal Securities Index	8.81%	1.41%	2.32%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fim/THIMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,020,500,000
Holdings Count | Holdings	479
Advisory Fees Paid, Amount	$ 4,500,000
Investment Company, Portfolio Turnover	29.65%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$1,020.5M
Number of Holdings	479
Annual Portfolio Turnover	29.65%
Total Advisory Fee	$4.5M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	10.8
AA	38.6
A	38.3
BBB	7.4
NR	2.5
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.5

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Intermediate Municipal Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	THMCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Intermediate Municipal Fund Class C Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116.00	1.11%

Expenses Paid, Amount	$ 116.00
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class C shares underperformed the ICE BofA 3-15 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, which produced strong absolute returns for the asset class. However, the Fund’s relative performance was hampered during the period by individual bond selection. The Fund’s relative performance benefited from active management due to its longer duration and sector/quality returns from its higher weighting to revenue and A-rated bonds. Specifically, within the revenue sector and other utilities bonds were a large contributor to relative performance during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 3-15 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Intermediate Municipal Fund Class C (with sales charge)	7.89%	0.98%	1.50%
Intermediate Municipal Fund Class C (without sales charge)	8.49%	0.98%	1.50%
ICE BofA 3-15 Year U.S. Municipal Securities Index	8.81%	1.41%	2.32%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fim/THMCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,020,500,000
Holdings Count | Holdings	479
Advisory Fees Paid, Amount	$ 4,500,000
Investment Company, Portfolio Turnover	29.65%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$1,020.5M
Number of Holdings	479
Annual Portfolio Turnover	29.65%
Total Advisory Fee	$4.5M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	10.8
AA	38.6
A	38.3
BBB	7.4
NR	2.5
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.5

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Intermediate Municipal Fund - Class C2
Shareholder Report [Line Items]
Class Name	CLASS: C2
Trading Symbol	THMQX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Intermediate Municipal Fund Class C2 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$115.00	1.11%

Expenses Paid, Amount	$ 115.00
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class C2 shares underperformed the ICE BofA 3-15 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, which produced strong absolute returns for the asset class. However, the Fund’s relative performance was hampered during the period by individual bond selection. The Fund’s relative performance benefited from active management due to its longer duration and sector/quality returns from its higher weighting to revenue and A-rated bonds. Specifically, within the revenue sector and other utilities bonds were a large contributor to relative performance during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 3-15 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year
Intermediate Municipal Fund Class C2 (with sales charge)	7.84%
Intermediate Municipal Fund Class C2 (without sales charge)	8.49%
ICE BofA 3-15 Year U.S. Municipal Securities Index	8.81%
ICE BofA U.S. Municipal Securities Index	10.52%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,020,500,000
Holdings Count | Holdings	479
Advisory Fees Paid, Amount	$ 4,500,000
Investment Company, Portfolio Turnover	29.65%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$1,020.5M
Number of Holdings	479
Annual Portfolio Turnover	29.65%
Total Advisory Fee	$4.5M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	10.8
AA	38.6
A	38.3
BBB	7.4
NR	2.5
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.5

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Intermediate Municipal Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	THMIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Intermediate Municipal Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52.00	0.50%

Expenses Paid, Amount	$ 52.00
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA 3-15 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, which produced strong absolute returns for the asset class. However, the Fund’s relative performance was hampered during the period by individual bond selection. The Fund’s relative performance benefited from active management due to its longer duration and sector/quality returns from its higher weighting to revenue and A-rated bonds. Specifically, within the revenue sector and other utilities bonds were a large contributor to relative performance during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 3-15 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Intermediate Municipal Fund Class I	9.08%	1.59%	2.11%
ICE BofA 3-15 Year U.S. Municipal Securities Index	8.81%	1.41%	2.32%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fim/THMIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,020,500,000
Holdings Count | Holdings	479
Advisory Fees Paid, Amount	$ 4,500,000
Investment Company, Portfolio Turnover	29.65%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$1,020.5M
Number of Holdings	479
Annual Portfolio Turnover	29.65%
Total Advisory Fee	$4.5M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	10.8
AA	38.6
A	38.3
BBB	7.4
NR	2.5
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.5

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Municipal Income Fund Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	TSSAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Strategic Municipal Income Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85.00	0.81%

Expenses Paid, Amount	$ 85.00
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares underperformed the ICE BofA U.S. Municipal Master Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, producing strong absolute returns for the asset class. However, the Fund’s relative performance was hampered during the period by its shorter duration and yield curve positioning compared to its Index. The Fund’s relative performance benefited from active management with respect to its sector/quality returns thanks to its higher weighting to revenue and A-rated bonds. Specifically, within the revenue sector, healthcare and other utilities bonds were large contributors to relative performance during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the name of the Fund’s broad-based securities market index was changed from the ICE BofA U.S. Municipal Master Index to the ICE BofA U.S. Municipal Securities Index.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Strategic Municipal Income Fund Class A (with sales charge)	8.22%	0.84%	1.70%
Strategic Municipal Income Fund Class A (without sales charge)	10.41%	1.24%	1.91%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsm/TSSAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 322,300,000
Holdings Count | Holdings	258
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company, Portfolio Turnover	23.43%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$322.3M
Number of Holdings	258
Annual Portfolio Turnover	23.43%
Total Advisory Fee	$1.6M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	5.1
AA	23.5
A	37.1
BBB	17.6
NR	12.2
Below Invest. Grade	1.3
Cash & Cash Equivalent	3.1

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Municipal Income Fund Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	TSSCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Strategic Municipal Income Class C Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$134.00	1.28%

Expenses Paid, Amount	$ 134.00
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class C shares underperformed the ICE BofA U.S. Municipal Master Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, producing strong absolute returns for the asset class. However, the Fund’s relative performance was hampered during the period by its shorter duration and yield curve positioning compared to its Index. The Fund’s relative performance benefited from active management with respect to its sector/quality returns thanks to its higher weighting to revenue and A-rated bonds. Specifically, within the revenue sector, healthcare and other utilities bonds were large contributors to relative performance during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the name of the Fund’s broad-based securities market index was changed from the ICE BofA U.S. Municipal Master Index to the ICE BofA U.S. Municipal Securities Index.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
Strategic Municipal Income Fund Class C (with sales charge)	9.36%	0.77%	1.47%
Strategic Municipal Income Fund Class C (without sales charge)	9.96%	0.77%	1.47%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsm/TSSCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 322,300,000
Holdings Count | Holdings	258
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company, Portfolio Turnover	23.43%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$322.3M
Number of Holdings	258
Annual Portfolio Turnover	23.43%
Total Advisory Fee	$1.6M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	5.1
AA	23.5
A	37.1
BBB	17.6
NR	12.2
Below Invest. Grade	1.3
Cash & Cash Equivalent	3.1

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Municipal Income Fund Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	TSSIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Strategic Municipal Income Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62.00	0.59%

Expenses Paid, Amount	$ 62.00
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA U.S. Municipal Master Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, producing strong absolute returns for the asset class. However, the Fund’s relative performance was hampered during the period by its shorter duration and yield curve positioning compared to its Index. The Fund’s relative performance benefited from active management with respect to its sector/quality returns thanks to its higher weighting to revenue and A-rated bonds. Specifically, within the revenue sector, healthcare and other utilities bonds were large contributors to relative performance during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the name of the Fund’s broad-based securities market index was changed from the ICE BofA U.S. Municipal Master Index to the ICE BofA U.S. Municipal Securities Index.

Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Strategic Municipal Income Fund Class I	10.72%	1.48%	2.16%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsm/TSSIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 322,300,000
Holdings Count | Holdings	258
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company, Portfolio Turnover	23.43%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$322.3M
Number of Holdings	258
Annual Portfolio Turnover	23.43%
Total Advisory Fee	$1.6M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	5.1
AA	23.5
A	37.1
BBB	17.6
NR	12.2
Below Invest. Grade	1.3
Cash & Cash Equivalent	3.1

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg California Limited Term Municipal Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	LTCAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg California Limited Term Municipal Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76.00	0.74%

Expenses Paid, Amount	$ 76.00
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares underperformed the ICE BofA 1-10 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, producing strong absolute returns for the asset class. However, the Fund’s underperformance during the period was driven by its shorter duration and yield curve positioning compared to the Index. The Fund’s relative performance did benefit from its focus on California municipal bonds as opposed to the Index’s national focus. As a result, sector/quality returns and security selection contributed to relative performance during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
California Limited Term Municipal Fund Class A (with sales charge)	4.30%	0.44%	0.85%
California Limited Term Municipal Fund Class A (without sales charge)	6.71%	0.75%	1.00%
ICE BofA 1-10 Year U.S. Municipal Securities Index	7.43%	1.37%	1.82%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fca/LTCAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 273,400,000
Holdings Count | Holdings	197
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company, Portfolio Turnover	46.36%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$273.4M
Number of Holdings	197
Annual Portfolio Turnover	46.36%
Total Advisory Fee	$1.2M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	12.9
AA	51.6
A	24.8
BBB	8.6
NR	1.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	1.1

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg California Limited Term Municipal Fund - Class C
Shareholder Report [Line Items]
Class Name	CLASS: C
Trading Symbol	LTCCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg California Limited Term Municipal Fund Class C Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$105.00	1.02%

Expenses Paid, Amount	$ 105.00
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class C shares underperformed the ICE BofA 1-10 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, producing strong absolute returns for the asset class. However, the Fund’s underperformance during the period was driven by its shorter duration and yield curve positioning compared to the Index. The Fund’s relative performance did benefit from its focus on California municipal bonds as opposed to the Index’s national focus. As a result, sector/quality returns and security selection contributed to relative performance during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
California Limited Term Municipal Fund Class C (with sales charge)	5.80%	0.46%	0.73%
California Limited Term Municipal Fund Class C (without sales charge)	6.32%	0.46%	0.73%
ICE BofA 1-10 Year U.S. Municipal Securities Index	7.43%	1.37%	1.82%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fca/LTCCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 273,400,000
Holdings Count | Holdings	197
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company, Portfolio Turnover	46.36%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$273.4M
Number of Holdings	197
Annual Portfolio Turnover	46.36%
Total Advisory Fee	$1.2M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	12.9
AA	51.6
A	24.8
BBB	8.6
NR	1.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	1.1

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg California Limited Term Municipal Fund - Class C2
Shareholder Report [Line Items]
Class Name	CLASS: C2
Trading Symbol	LTCQX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg California Limited Term Municipal Fund Class C2 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$105.00	1.02%

Expenses Paid, Amount	$ 105.00
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class C2 shares underperformed the ICE BofA 1-10 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, producing strong absolute returns for the asset class. However, the Fund’s underperformance during the period was driven by its shorter duration and yield curve positioning compared to the Index. The Fund’s relative performance did benefit from its focus on California municipal bonds as opposed to the Index’s national focus. As a result, sector/quality returns and security selection contributed to relative performance during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

Average Annual Return [Table Text Block]

Annual Performance	1 Year
California Limited Term Municipal Fund Class C2 (with sales charge)	5.76%
California Limited Term Municipal Fund Class C2 (without sales charge)	6.41%
ICE BofA 1-10 Year U.S. Municipal Securities Index	7.43%
ICE BofA U.S. Municipal Securities Index	10.52%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 273,400,000
Holdings Count | Holdings	197
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company, Portfolio Turnover	46.36%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$273.4M
Number of Holdings	197
Annual Portfolio Turnover	46.36%
Total Advisory Fee	$1.2M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	12.9
AA	51.6
A	24.8
BBB	8.6
NR	1.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	1.1

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg California Limited Term Municipal Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	LTCIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg California Limited Term Municipal Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51.00	0.49%

Expenses Paid, Amount	$ 51.00
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares underperformed the ICE BofA 1-10 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, producing strong absolute returns for the asset class. However, the Fund’s underperformance during the period was driven by its shorter duration and yield curve positioning compared to the Index. The Fund’s relative performance did benefit from its focus on California municipal bonds as opposed to the Index’s national focus. As a result, sector/quality returns and security selection contributed to relative performance during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
California Limited Term Municipal Fund Class I	6.97%	1.01%	1.28%
ICE BofA 1-10 Year U.S. Municipal Securities Index	7.43%	1.37%	1.82%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fca/LTCIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 273,400,000
Holdings Count | Holdings	197
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company, Portfolio Turnover	46.36%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$273.4M
Number of Holdings	197
Annual Portfolio Turnover	46.36%
Total Advisory Fee	$1.2M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	12.9
AA	51.6
A	24.8
BBB	8.6
NR	1.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	1.1

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg New Mexico Intermediate Municipal Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	THNMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg New Mexico Intermediate Municipal Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102.00	0.99%

Expenses Paid, Amount	$ 102.00
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares underperformed the ICE BofA 3-15 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, producing strong absolute returns for the asset class. However, the Fund’s relative underperformance during the period was driven by its shorter duration and its focus on New Mexico bonds. The Fund’s single-state focus and the impact on relative performance were evident in individual bond selection. The Fund’s relative performance benefited from active management with respect to its sector/quality returns thanks to the Fund’s higher weighting to revenue and AA-rated bonds. Specifically, within the revenue sector, single-family housing and education bonds were positive contributors to relative performance during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
New Mexico Intermediate Municipal Fund Class A (with sales charge)	4.71%	0.16%	1.09%
New Mexico Intermediate Municipal Fund Class A (without sales charge)	6.89%	0.56%	1.29%
ICE BofA 3-15 Year U.S. Municipal Securities Index	8.81%	1.41%	2.32%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fnm/THNMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 94,500,000
Holdings Count | Holdings	94
Advisory Fees Paid, Amount	$ 500,000
Investment Company, Portfolio Turnover	19.49%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$94.5M
Number of Holdings	94
Annual Portfolio Turnover	19.49%
Total Advisory Fee	$0.5M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	40.6
AA	43.5
A	5.2
BBB	8.3
NR	0.4
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.0

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg New Mexico Intermediate Municipal Fund - Class D
Shareholder Report [Line Items]
Class Name	CLASS: D
Trading Symbol	THNDX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg New Mexico Intermediate Municipal Fund Class D Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$128.00	1.24%

Expenses Paid, Amount	$ 128.00
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class D shares underperformed the ICE BofA 3-15 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, producing strong absolute returns for the asset class. However, the Fund’s relative underperformance during the period was driven by its shorter duration and its focus on New Mexico bonds. The Fund’s single-state focus and the impact on relative performance were evident in individual bond selection. The Fund’s relative performance benefited from active management with respect to its sector/quality returns thanks to the Fund’s higher weighting to revenue and AA-rated bonds. Specifically, within the revenue sector, single-family housing and education bonds were positive contributors to relative performance during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
New Mexico Intermediate Municipal Fund Class D	6.54%	0.29%	1.03%
ICE BofA 3-15 Year U.S. Municipal Securities Index	8.81%	1.41%	2.32%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fnm/THNDX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 94,500,000
Holdings Count | Holdings	94
Advisory Fees Paid, Amount	$ 500,000
Investment Company, Portfolio Turnover	19.49%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$94.5M
Number of Holdings	94
Annual Portfolio Turnover	19.49%
Total Advisory Fee	$0.5M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	40.6
AA	43.5
A	5.2
BBB	8.3
NR	0.4
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.0

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg New Mexico Intermediate Municipal Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	THNIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg New Mexico Intermediate Municipal Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69.00	0.67%

Expenses Paid, Amount	$ 69.00
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares underperformed the ICE BofA 3-15 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, producing strong absolute returns for the asset class. However, the Fund’s relative underperformance during the period was driven by its shorter duration and its focus on New Mexico bonds. The Fund’s single-state focus and the impact on relative performance were evident in individual bond selection. The Fund’s relative performance benefited from active management with respect to its sector/quality returns thanks to the Fund’s higher weighting to revenue and AA-rated bonds. Specifically, within the revenue sector, single-family housing and education bonds were positive contributors to relative performance during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
New Mexico Intermediate Municipal Fund Class I	7.15%	0.88%	1.61%
ICE BofA 3-15 Year U.S. Municipal Securities Index	8.81%	1.41%	2.32%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fnm/THNIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 94,500,000
Holdings Count | Holdings	94
Advisory Fees Paid, Amount	$ 500,000
Investment Company, Portfolio Turnover	19.49%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$94.5M
Number of Holdings	94
Annual Portfolio Turnover	19.49%
Total Advisory Fee	$0.5M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	40.6
AA	43.5
A	5.2
BBB	8.3
NR	0.4
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.0

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg New York Intermediate Municipal Fund - Class A
Shareholder Report [Line Items]
Class Name	CLASS: A
Trading Symbol	THNYX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg New York Intermediate Municipal Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103.00	0.99%

Expenses Paid, Amount	$ 103.00
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares underperformed the ICE BofA 3-15 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, which produced strong absolute returns for the asset class. However, the Fund’s relative underperformance during the period was driven by its shorter duration and its focus on New York bonds. The Fund’s single-state focus and the impact on relative performance were evident in individual bond selection. The Fund’s relative performance benefited from active management regarding its sector/quality returns and thanks to its higher weighting to revenue and AA-rated bonds. Specifically, within the revenue sector, multi-family housing and other utilities bonds were positive contributors to relative performance during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
New York Intermediate Municipal Fund Class A (with sales charge)	5.01%	0.44%	1.17%
New York Intermediate Municipal Fund Class A (without sales charge)	7.18%	0.84%	1.38%
ICE BofA 3-15 Year U.S. Municipal Securities Index	8.81%	1.41%	2.32%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fny/THNYX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 25,300,000
Holdings Count | Holdings	56
Advisory Fees Paid, Amount	$ 100,000
Investment Company, Portfolio Turnover	20.23%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$25.3M
Number of Holdings	56
Annual Portfolio Turnover	20.23%
Total Advisory Fee	$0.1M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	20.5
AA	50.0
A	17.5
BBB	4.0
NR	7.4
Below Invest. Grade	0.0
Cash & Cash Equivalent	0.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg New York Intermediate Municipal Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	TNYIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg New York Intermediate Municipal Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$70.00	0.67%

Expenses Paid, Amount	$ 70.00
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares underperformed the ICE BofA 3-15 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, which produced strong absolute returns for the asset class. However, the Fund’s relative underperformance during the period was driven by its shorter duration and its focus on New York bonds. The Fund’s single-state focus and the impact on relative performance were evident in individual bond selection. The Fund’s relative performance benefited from active management regarding its sector/quality returns and thanks to its higher weighting to revenue and AA-rated bonds. Specifically, within the revenue sector, multi-family housing and other utilities bonds were positive contributors to relative performance during the period.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

Average Annual Return [Table Text Block]

Annual Performance	1 Year	5 Year	10 Year
New York Intermediate Municipal Fund Class I	7.53%	1.16%	1.70%
ICE BofA 3-15 Year U.S. Municipal Securities Index	8.81%	1.41%	2.32%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fny/TNYIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 25,300,000
Holdings Count | Holdings	56
Advisory Fees Paid, Amount	$ 100,000
Investment Company, Portfolio Turnover	20.23%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$25.3M
Number of Holdings	56
Annual Portfolio Turnover	20.23%
Total Advisory Fee	$0.1M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	20.5
AA	50.0
A	17.5
BBB	4.0
NR	7.4
Below Invest. Grade	0.0
Cash & Cash Equivalent	0.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Emerging Markets Managed Account Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	THMGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Emerging Markets Managed Account Fund Class I Shares for the period from October 2, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0.00	0.00%

Fund costs may be higher for a full one year period.

Thornburg Emerging Markets Managed Account Fund Tailored Shareholder Report	9/30/24 TH6224

Annual Performance	Since Inception
Emerging Markets Managed Account Fund Class I	6.67%
MSCI Emerging Markets Net Total Return USD Index	26.22%

Expenses Paid, Amount	$ 0.00
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares underperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the period from the Fund’s inception on October 2, 2023 to September 30, 2024. The Fund’s relative underperformance during the period was primarily driven by bottom-up stock selection, followed by country allocation decisions. During the period, the Fund’s underweight allocation to materials and stock selection in communication services contributed positively to relative performance. Stock selection in health care and consumer staples were primary detractors. On a geographic basis, stock selection within South Korea and Saudi Arabia aided relative performance, while stock selection within China and Taiwan hampered relative results.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	Since Inception
Emerging Markets Managed Account Fund Class I	6.67%
MSCI Emerging Markets Net Total Return USD Index	26.22%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200.

Net Assets	$ 1,100,000
Holdings Count | Holdings	29
Advisory Fees Paid, Amount	$ 0.0
Investment Company, Portfolio Turnover	145.98%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$1.1M
Number of Holdings	29
Annual Portfolio Turnover	145.98%
Total Advisory Fee	$0.0M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	10.2
Mid Cap ($2.5-12 B)	40.4
Large Cap (>$12 B)	49.4

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 2, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Municipal Managed Account Fund - Class I
Shareholder Report [Line Items]
Class Name	CLASS: I
Trading Symbol	THMMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Municipal Managed Account Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0.00	0.00%

Expenses Paid, Amount	$ 0.00
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA U.S. Municipal Master Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal yields boosted bond prices due to the inverse relationship between the two, which produced strong absolute returns for the asset class. However, the Fund’s relative performance during the period was negatively impacted by its yield curve positioning versus its Index. The Fund’s relative performance benefited from numerous factors, including its longer duration positioning versus the Index, sector/quality returns, and individual bond selection. The Fund benefited from our active management approach with respect to its sector/quality returns thanks to its higher weighting to revenue bonds and A-rated bonds. Specifically, within the revenue sector, hospital, and other utility bonds were large contributors to relative performance during the period

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the name of the Fund’s broad-based securities market index was changed from the ICE BofA U.S. Municipal Master Index to the ICE BofA U.S. Municipal Securities Index.

Average Annual Return [Table Text Block]
Annual Performance	1 Year
Municipal Managed Account Fund Class I	13.02%
ICE BofA U.S. Municipal Securities Index	10.52%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200.

Net Assets	$ 11,300,000
Holdings Count | Holdings	62
Advisory Fees Paid, Amount	$ 0.0
Investment Company, Portfolio Turnover	21.60%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$11.3M
Number of Holdings	62
Annual Portfolio Turnover	21.60%
Total Advisory Fee	$0.0M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	15.1
AA	17.6
A	30.9
BBB	21.8
NR	11.9
Below Invest. Grade	0.9
Cash & Cash Equivalent	1.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
C 000161463 [Member]
Shareholder Report [Line Items]
Class Name	CLASS: I
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Thornburg Capital Management Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200.
Additional Information Website	https://www.thornburg.com/download.
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$1.00	0.01%

Expenses Paid, Amount	$ 1.00
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares generated positive total returns and outpaced the FTSE 1-Month Treasury Bill Local Currency Index (the “Index”) during the 12-month period ended September 30, 2024. Over the reporting period, the Fund accomplished its goal of 'safety of capital' by providing a share price of $10.00 that has not fluctuated since the Fund’s inception. The Fund has matched or beat the Index for all standard time periods since inception. As of September 30, 2024, throughout the life of the strategy, the Fund has never suffered a default on any cash equivalent investment.

Line Graph [Table Text Block]

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE Bof A U.S. 1-Month Treasury Bill Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year
Capital Management Fund Class I	5.70%	2.54%
FTSE 1-Month Treasury Bill Local Currency Index	5.56%	2.31%
ICE BofA U.S. 1-Month Treasury Bill Index	5.42%	2.25%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200.

Net Assets	$ 2,094,000,000.0
Holdings Count | Holdings	62
Advisory Fees Paid, Amount	$ 0.0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Millions)	$2,094.0M
Number of Holdings	62
Annual Portfolio Turnover	0.00%
Total Advisory Fee	$0.0M

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Types of Holdings	(%)
Commercial Paper	59.6
Mutual Fund	33.7
Other Assets Less Liabilities	6.7

Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.